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As filed with the Securities and Exchange Commission on December 17, 2007

1933 Act File No. 333-143783
1940 Act File No. 811-22079

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2/A
(Check appropriate Box or Boxes)

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2
☐ Post-Effective Amendment No.

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 3

RMR DIVIDEND CAPTURE FUND
Exact Name of Registrant as Specified in Declaration of Trust

400 Centre Street, Newton, MA 02458
Address of Principal Executive Offices
(Number, Street, City, State, Zip Code)

(617) 332-9530
Registrant's Telephone Number, including Area Code

RMR Advisors, Inc.
400 Centre Street
Newton, Massachusetts 02458
Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies to:

Robert N. Hickey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, DC 20006	Stephen T. Adams, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02110

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

        It is proposed that this filing will become effective (check appropriate box) ☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee

Common Shares of Beneficial Interest, $0.001 par value	5,000,000 Shares	$20.00	$100,000,000	$3,070(2)

(1)
Estimated solely for the purpose of calculating the registration fee. Includes shares to be issued pursuant to over allotment option.

(2)
$307 was previously paid for the registration of 500,000 shares at $20.00 per share. The remainder was transmitted prior to this filing to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, Pennsylvania.

        THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

Subject to completion, preliminary prospectus dated December 17, 2007

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

            Common Shares

RMR Dividend Capture Fund

RMR Dividend Capture Fund, or we, us or the Fund, is a newly organized, non-diversified closed end management investment company. We expect to list our common shares on the American Stock Exchange, or AMEX, under the symbol "RCR".

Investment Objectives.    Our primary investment objective is to provide high current dividend income to our common shareholders. Capital appreciation is our secondary investment objective.

Investment Strategy.    We will attempt to achieve our objectives by investing primarily in publicly traded, dividend paying, equity securities. Generally, in normal market conditions, we expect that at least 80% of our managed assets, as defined on page 3, will be invested in the common securities of domestic real estate investment trusts, or REITs, and closed end management investment companies, or Portfolio Funds, that pay regular dividends. We will employ a dividend capture investment strategy and, accordingly, at different times we may invest a large majority of our managed assets in the common securities of either REITs or Portfolio Funds.

Our Advisor.    We will be managed by our Advisor, RMR Advisors, Inc. Our Advisor currently manages six other closed end funds. Our Advisor is an affiliate of Reit Management & Research, LLC, or Reit Management, which manages three publicly owned REITs and two publicly owned real estate based operating companies. Our Advisor and its affiliates manage public companies which have over $16 billion of total market capitalization.

This prospectus contains important information about us. You should read it before investing, and retain it for future reference. A Statement of Additional Information, or SAI, dated December     , 2007, the table of contents of which is on page 42 of this prospectus, has been filed with the Securities and Exchange Commission, or SEC, and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI or our semi-annual or annual reports by calling us toll free at 1-866-790-8165 or by writing to us. You can get the same information free from the SEC's website at www.sec.gov, or after this offering at our website at www.rmrfunds.com.

Investing in our common shares involves risks described in "Risk Factors" beginning on page 18.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Per Share		Total(1)
Public Offering Price		$20.00	$
Sales Load(2)		$0.90	$
Estimated Offering Expenses(3)		$0.04	$
Proceeds to the Fund(4)	$		$

(footnotes on next page)
The common shares will be delivered on or about December     , 2007.

RBC Capital Markets		Oppenheimer & Co.
Robert W. Baird & Co.	Comerica Securities, Inc.	Ferris, Baker Watts Incorporated
Janney Montgomery Scott LLC		Morgan Keegan & Company, Inc.
Sterne, Agee & Leach, Inc.		Stifel Nicolaus

December     , 2007

(footnotes from cover page)

(1)
The underwriters may purchase up to an additional            common shares within 45 days of this prospectus at the public offering price, less the sales load, to cover over allotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated offering expenses and proceeds to us will be $                        , $                        , $            and $            , respectively. See "Underwriting".

(2)
Our Advisor (not the Fund) has agreed to pay from its own assets an additional fee to RBC Capital Markets Corporation for acting as bookrunning manager in connection with this offering. See "Underwriting—Additional Compensation". In addition, our Advisor (not the Fund) has agreed to pay from its own assets an additional fee to Foreside Fund Services, LLC for assistance with the marketing and sales of shares sold in this offering. See "Underwriting—Marketing and Sales Agreement". The Fund will not pay any sales load or offering expenses related to any common shares which may be sold to affiliates of our Advisor at $20 per share. The total compensation received by the underwriters in the form of commissions (    % of the total public offering price of the common shares) and the additional fees to RBC Capital Markets Corporation (    % of the total public offering price of the common shares) and Foreside Fund Services, LLC (    % of the total public offering price of the common shares) will not exceed    % of the total public offering price of the common shares offered hereby. The additional fees to be paid to RBC Capital Markets Corporation and Foreside Fund Services, LLC are deemed to be underwriting compensation. See "Underwriting".

(3)
Our Advisor has agreed to pay all of our organizational costs and all of our offering expenses, other than the sales load, that exceed $0.04 per common share sold to the public. The estimated offering expenses to be incurred by us are $                  , or $                  if the over allotment option is exercised in full.

(4)
The offering expenses for any preferred shares issued by the Fund will be borne by the Fund and are estimated to be $                      ($ per common share).

No Prior Trading History.    We are newly organized and our common shares have no prior trading history. The shares of closed end investment companies frequently trade at a discount to net asset value. There is no assurance that a trading price for our shares equal to or greater than net asset value will result after our shares begin to trade. The risk of loss due to this discount may be greater for investors expecting to sell their shares in a relatively short period after completion of this offering.

Leverage.    We intend to issue fund preferred shares within three months after the completion of this offering. Although we have no present intent to do so, we may also borrow or issue debt securities. Initially, we expect these fund preferred shares will be equal in amount to about 33% of our managed assets immediately after their issuance; however, we may revise the amount of leverage we employ at any time and from time to time without notice to shareholders based on then current market conditions, costs of issuance or servicing leverage or other factors considered relevant by our Advisor and our board of trustees. Our issuance of fund preferred shares or debt will leverage your common shares and may cause you to realize a larger return or larger loss on your investment in our common shares than you would realize if we did not use leverage. The cost of issuing leverage will be borne by common shareholders and will result in a reduced net asset value of your common shares. Because the fee we pay to our Advisor is calculated on the basis of our managed assets, our use of leverage increases the fee paid to our Advisor. There can be no assurance that our leverage strategies will be successful.

Our common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not insured by the Federal Deposit Insurance Corporation or by any other governmental agency.

        You should rely only on the information contained in or incorporated by reference into this prospectus. We have not, and the underwriters have not, authorized anyone to provide you with different information. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. Unless otherwise stated, all information in this prospectus assumes that the underwriters' over allotment option is not exercised. See "Underwriting".

        Until January     , 2007 (25 days after the date of this prospectus), all dealers that buy, sell or trade our common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

PROSPECTUS SUMMARY

        This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained elsewhere in this prospectus and in the Statement of Additional Information, especially the information set forth at "Risk Factors".

The Fund	RMR Dividend Capture Fund is a newly organized, non-diversified, closed end management investment company.
The Offering
We are offering of our common shares. The public offering price is $20.00 per common share. You must purchase at least 100 common shares ($2,000). We have granted the underwriters an option to purchase up to additional common shares to cover over allotments, if any.
Investment Objectives
Our primary investment objective is to provide high current dividend income to our common shareholders. Capital appreciation is our secondary investment objective. There can be no assurance that we will achieve our investment objectives. Our investment objectives are fundamental policies and cannot be changed without shareholder approval.
Investment Strategy
We will attempt to achieve our objectives by investing primarily in publicly traded, dividend paying, equity securities. Generally, under normal market conditions, our investment strategy will be as follows:
•
At least 80% of our managed assets will be invested in the common securities of domestic REITs and Portfolio Funds that pay regular dividends. At different times we may invest a large majority of our managed assets in either the common securities of REITs or Portfolio Funds. We seek to provide dividend income without regard to whether the dividends qualify for reduced income tax rates applicable to qualified dividend income, or QDI, under the Internal Revenue Code of 1986, as amended, or the Code.
•
To maximize the amount of distributable dividend income, we will use a dividend capture trading strategy which involves us selling a stock on or shortly after the stock's ex-dividend date and using the sales proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Using this strategy, we may receive more dividend payments over a period of time than if we held a single stock.

•
We expect to focus on Portfolio Funds which earn and pay high dividends by investing in fixed and floating rate income securities, preferred stock and domestic and international equity securities, real estate companies and funds which use income strategies such as covered call options writing.
•	We will make investments that will result in concentration in the real estate industry.
•
At this time, we expect to focus our REIT investments solely in equity REITs, not mortgage REITs or hybrid REITs. We also do not currently expect to invest in Portfolio Funds which invest in real estate mortgages, including high risk and subprime mortgages.
•
Managed assets not invested in securities of REITs or Portfolio Funds will be invested in other income producing equity and debt securities and in money market instruments. These investments may include dividend paying common stock and preferred, convertible and other fixed income securities. Most or all of our managed assets will not be investment grade rated, including all of our investments in common shares.
•
In anticipation of, or in response to, adverse market conditions or for cash management purposes, we may temporarily hold all or a portion of our assets in cash, money market instruments, commercial paper, shares of money market funds, investment grade bonds or other investment grade debt securities, including government securities. Our investment objectives may not be achieved during these times.
•	In connection with our use of leverage, we may enter into interest rate swap or cap transactions or purchase or sell futures or options on futures.
•	We will not invest in the securities of any company managed by our Advisor or by an affiliate of our Advisor.

Use of Leverage
We intend to use leverage by issuing fund preferred shares. Although we have no present intent to do so, we may also use leverage by borrowing. Initially, we expect that our fund preferred shares will be equal in amount to about 33% of our managed assets immediately after their issuance; however, we may revise the type and the amount of leverage we employ at any time and from time to time without notice to shareholders. All distributions on and redemptions of our fund preferred shares and all interest and principal payments on our borrowings, if any, will have priority claims on our income and assets over distributions on our common shares. Our current intent is to use leverage by issuing fund preferred shares within three months after the completion of this offering and to use the net proceeds of that issuance to make additional investments. So long as the returns that we realize on these investments exceed the distributions paid on our fund preferred shares plus our expenses arising from these investments, this leverage strategy will increase the income available for our common shares and allow us to pay higher distributions to you than we might pay without using leverage. However, there is no guarantee that our leverage strategy will be successful. If the income we receive on investments funded with leverage is less than our leverage costs, the use of leverage may reduce our income and decrease the distributions you receive from us.
Managed Assets	Our managed assets are equal to the net asset value of our common shares plus the liquidation preference of any preferred shares and the principal amount of any borrowings outstanding.
Investment Advisor
Our Advisor will be our investment manager. Our Advisor manages six other closed end funds. Our Advisor is an affiliate of Reit Management which manages three publicly owned REITs and two publicly owned real estate based operating companies. Our Advisor and its affiliates currently manage public companies which have over $16 billion of total market capital. We will be the first fund managed by our Advisor that utilizes a dividend capture trading strategy as a principal investment strategy or that has significant investments in Portfolio Funds. We will pay our Advisor a monthly fee equal to an annual rate of 1% of our average daily managed assets. Our Advisor will pay all our organizational costs. It will also pay offering expenses, excluding the sales load, which exceed $0.04 per common share sold to the public. See "Underwriting".
Custodian	State Street Bank and Trust Company, or State Street, will be the custodian of our assets.

Administration and Subadministration	Our Advisor will also be our administrator. Substantially all administrative activities will be conducted on our behalf by State Street, as subadministrator.
Transfer Agent and Registrar	Wells Fargo Bank, N.A. will be our transfer agent and registrar.
Listing and Symbol	We have applied to list our common shares on the AMEX under the symbol "RCR".
Distributions on Common Shares
We intend to pay regular monthly cash distributions. Our initial distribution will be declared within approximately 45 days, and paid approximately 60 to 90 days, after the completion of the initial closing of this offering. Our distribution rate may be adjusted from time to time by our board of trustees, depending upon the actual or anticipated performance of our investments, the distributions payable on our fund preferred shares, if any, and interest payable on our debt, if any, and other factors. See "Tax Matters" for a discussion of the characterization of our distributions for tax purposes.
Dividend Reinvestment Plan
We have a dividend reinvestment plan which is sometimes referred to as an "opt out plan". Under this plan you will receive all of your distributions in our common shares, unless you elect to receive them in cash. You will also have the option to acquire additional common shares for cash. Our stock transfer agent and registrar, Wells Fargo Bank, N.A., will administer this plan. Wells Fargo will receive your distributions and purchase common shares in the market or from us for your account. Newly issued shares will be purchased from us whenever the market price of our shares plus estimated brokerage costs is equal to or greater than our net asset value. Shares will be purchased in open market transactions whenever the market price of our shares plus estimated brokerage costs is less than our net asset value. This automatic reinvestment of distributions will not relieve you of tax obligations arising from your receipt of distributions even though you will receive additional shares, not cash.
Principal Risks	The principal risks you may incur by purchasing our shares are as follows:
Risks Arising From Our Organization, Investment Strategy and Leverage.
• Market Discount Risks. Shares of closed end funds like us often trade at a discount to net asset value.
• Interest Rate Risks. Because we are an income fund, the market price of your shares may decline if interest rates rise.

•
Leverage Risks. We intend to use leverage to increase our investments. The value of your common shares may decline faster than it would if we did not use leverage. Holders of our preferred shares or our debt will have priority rights to our income and assets over your rights as an owner of our common shares.
•
Interest Rate Transactions Risks. Depending on the level of interest rates in general, our use of interest rate instruments could harm the overall performance of our common shares. For example, if we enter an interest rate swap, a decline in short term interest rates may result in a decline in net amounts payable to us and a corresponding decline in the value of the swap. If we purchase an interest rate cap, a decline in short term interest rates may result in a decline in the value of the cap.
•	Trading Strategy Risks. Our investment strategy will result in high brokerage commissions and may result in our realization of capital losses or gains.
•
Portfolio Turnover Risks. We will engage in short term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of our Advisor, investment considerations warrant such action. These policies may have the effect of increasing our annual rate of portfolio turnover. A high turnover rate necessarily involves greater trading costs to us and may result in the realization of net short term capital gains. Although we cannot accurately predict our portfolio turnover rate, we expect that our annual portfolio turnover rate will exceed 100%.
•
Limited Experience of Our Advisor. We are the first fund managed by our Advisor that uses a dividend capture strategy as a principal investment strategy or that will have significant investments in other closed end funds.
•
Non-Diversification Risks. Because we can have a large percentage of our assets in securities of a single issuer, the market price of your shares may be more volatile than shares of a diversified fund.
•
Small Capitalization Risks. Many of the REITs and Portfolio Funds in which we invest may be smaller than most other public companies; and, as a result, our investments may be more volatile than if we invested in securities of larger companies.

•
Liquidity Risks. There is often limited trading in the shares of closed end funds. This may make it more difficult for you to sell a large number of your shares at any one time or for us to purchase or sell our investments in Portfolio Funds.
•
Concentration Risks. Our investment strategy will cause concentration in the real estate industry. A general decline in the profitability or credit characteristics of the real estate industry is likely to cause a decline in the value of our investments.
•
Anti-Takeover Provisions. Our declaration of trust and bylaws contain provisions which limit the ability of any person to acquire control of us or to convert us to an open end fund. These provisions may deprive you of the ability to sell your common shares at a premium to their market value.
•	No Operating History. We are a newly organized company and have no history of operations.
Risks Arising From Our Investments in REITs.
Because REITs invest in real estate, they are subject to real estate risks:
•	Real Estate Cycle Risks. A recession or other slowing of general economic activities may cause a decline in the value of our REIT investments.
•
Property Type Risks. REITs which focus on a particular type of real estate are subject to risks which affect the users of their properties. For example, securities of REITs which invest in healthcare facilities may decline in value if Medicare or Medicaid rates decline.
•	Location Risks. REITs which focus on particular geographic areas may incur losses because of economic changes in those areas.
•
Other Real Estate Risks. Real estate taxes and property insurance costs recently have increased in many locations; environmental laws may make REITs responsible for clean up costs; and laws affecting safety or public access may require REITs to incur capital expenditures.

Risks Arising From Our Investments in Portfolio Funds.

We expect to focus on Portfolio Funds which earn and pay high dividends by investing in fixed and floating rate income securities, by investing in preferred stock and domestic and international equity securities, by investing in real estate companies and which use income strategies such as covered call options writing. Our investment in these types of Portfolio Funds involves risks, including the following:
•
Fixed and Floating Income Funds Risks. When interest rates rise the value of funds which invest in fixed rate securities generally decline; and when interest rates fall the value of funds which invest in floating rate securities may decline. These funds are also subject to credit risk.
•	Real Estate Funds Risks. Our Portfolio Funds which invest in real estate companies or real estate related securities will be subject to similar risks as our investments in REITs.
•
Income Strategies Funds Risks. Our Portfolio Funds may engage in a strategy known as "covered call option writing", which is designed to produce income from option premiums. The long term value of funds which engage in covered call option writing has not been tested throughout different types of market conditions.
•
Foreign Funds Risks. Some of the securities held by certain of our Portfolio Funds may be issued by foreign issuers. This subjects us to more risks than if we only invested in Portfolio Funds which invest solely in securities of domestic issuers.
•
Leverage Risks. Some of our Portfolio Funds may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a Portfolio Fund to increased risks.

SUMMARY OF FUND EXPENSES

        The purpose of the following is to help you understand the fees and expenses that you, as a common shareholder, will bear directly or indirectly. This information shows transaction fees and expenses arising from your purchase of our shares. The annual expenses table below is based on estimated amounts for our first year of operations and assumes that we issue approximately 1,250,000 common shares and that we use leverage, as we currently expect, to increase our investments by issuing fund preferred shares within three months following the completion of this offering. If we issue fewer than 1,250,000 common shares, all other things being unchanged, these expenses as a percentage of our net assets attributable to common shares would be higher. The amount of leverage and the type of leverage we will use will depend upon market conditions in effect from time to time. Note 4 to the table below also shows our expenses, but assumes that no leverage is used (as will be the case prior to our issuance of fund preferred shares or our borrowings).

Shareholder Transaction Expenses

Sales load paid by you (as a percentage of offering price)	4.50%
Common offering expenses borne by the Fund (as a percentage of offering price)	0.20	%(1)
Preferred offering expenses borne by the Fund (as a percentage of offering price)(2)	0.58%
Dividend reinvestment and cash purchase plan fees	None(3)

Annual Expenses

As a Percentage of Net Assets Attributable to Common Shares (assumes fund preferred shares are issued equal to 33% of our managed assets)(4)
Management fees	1.51%
Interest payments on borrowed money	Non	e
Other expenses(4)	2.08%
Acquired fund (Portfolio Funds) fees and expenses(5)	1.02%

Total annual expenses	4.71%
Dividends on fund preferred shares(6)	2.53%

Total annual expenses and dividends on fund preferred shares(7)	7.24%

    (footnotes begin on next page)

        The following examples illustrate the expenses (including the sales load of $45 and estimated offering expenses of $2 and excluding dividends on any preferred shares), that you would pay on each $1,000 investment in our common shares, assuming a 5% annual return. The purpose of these examples is to assist you in understanding the various costs and expenses that you, as a common shareholder, will bear directly or indirectly. The following examples assume that all distributions are reinvested at net asset value and a 5% annual rate of return, as mandated by applicable regulations. These examples should not be considered a representation of future expenses, leverage or rates of return. Our actual expenses, leverage amount or annual rate of return may be more or less than those assumed for purposes of the examples.

        The first example also assumes that we issue 1,250,000 common shares and fund preferred shares in an amount equal to 33% of our managed assets and incur estimated fund preferred share offering costs of $5.76 on each $1,000 investment in common shares.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Cumulative expenses paid by an investor on each $1,000 invested in common shares, assuming a 5% annual return throughout the indicated periods*	$97	$187	$277	$505

*
The final number of common shares issued will affect these cumulative expenses. If, for example, we issue 625,000 common shares and use leverage as we currently expect, these cumulative expenses would be approximately $126, $268, $401, and $704, respectively; if we issue 1,875,000 common shares, these cumulative expenses would be approximately $88, $159, $232 and $423, respectively.

        The following example assumes that we issue 1,250,000 common shares and do not issue any fund preferred shares and do not engage in borrowings.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Cumulative expenses paid by an investor on each $1,000 invested in common shares, assuming a 5% annual return throughout the indicated periods*	$86	$164	$244	$450

*
The final number of common shares issued will affect these cumulative expenses. If, for example, we issue 625,000 common shares and do not use leverage, these cumulative expenses would be approximately $115, $246, $372, and $664, respectively; if we issue 1,875,000 common shares, these cumulative expenses would be approximately $76, $136, $198 and $363, respectively.

    (footnotes from previous page)

(1)
Our Advisor will pay all of our organizational costs and all of our offering expenses, excluding the sales load, which exceed $0.04 per common share sold to the public (0.2% of the offering price). The estimated offering expenses are $              ($              of which will be paid by us and $              of which will be paid by our Advisor), or $             ($            of which will be paid by us and $            of which will be paid by our Advisor) if the over allotment option is exercised in full.

(2)
If we issue fund preferred shares, costs (including applicable sales load) of our preferred share offering, estimated to be approximately 1.2% of the total dollar amount of that offering, will be borne effectively by the common shareholders and result in the reduction of the net asset value of the common shares. Assuming the issuance of fund preferred shares in an amount equal to 33% of our capital (immediately after their issuance), those offering costs are estimated to be approximately $144,000 or $0.12 per common share (0.58% of the estimated proceeds from our common share offering, before deducting offering costs). Fund preferred share offering costs are not included among the expenses shown in the table of annual expenses.

(3)
You will not be charged any fees if distributions are declared and are paid in our common shares issued by us or in cash. Each participant in the Dividend Reinvestment Plan will be charged a pro rata share of brokerage commissions incurred by the plan agent when it makes open market purchases of our common shares under the Plan. You will also pay service and brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account. See "Dividend Reinvestment Plan".

(4)
Amounts are based upon estimated amounts for the year following completion of this offering. The table presented in this footnote estimates, for the year following the completion of this offering, our expenses assuming that we do not issue any fund preferred shares or otherwise leverage our assets.

	As a Percentage of Net Assets Attributable to Common Shares (assumes no fund preferred shares are issued)
Management fees	1.00%
Interest payments on borrowed money	Non	e
Other expenses	2.04%
Acquired fund (Portfolio Funds) fees and expenses(5)	1.01%

Total annual expenses	4.06%

(5)
You will bear not only our management fees and expenses, but also the fees and expenses (including any interest expenses and other leverage costs) of any Portfolio Funds in which we may invest. The percentage shown is our estimate of fees and expenses paid by Portfolio Funds in which we may invest and assumes we are approximately 60% invested in Portfolio Funds during the first year. This estimate may change because the Portfolio Funds in which we invest change or because we are more or less invested in Portfolio Funds during the year. You would bear less expenses if you invested directly in the Portfolio Funds in which we invest.

(6)
This amount has been calculated assuming we issue $12,000,000 fund preferred shares at an average annual dividend of 5% and that the fund preferred shares are outstanding for the entire year.

(7)
The final number of shares issued will affect our net annual expenses and dividends on fund preferred shares as a percentage of net assets attributable to common shares. For example: if we issue 625,000 common shares, net annual expenses and dividends on fund preferred shares estimated for our first year of operations will approximate 10.32% if we use leverage as we currently expect and 7.11% if we do not use leverage; and if we issue 1,875,000 common shares, net annual expenses and dividends on fund preferred shares estimated for our first year of operations will approximate 6.22% if we use leverage as we currently expect and 3.04% if we do not use leverage.

        Our strategy of investing in Portfolio Funds involves the layering of fees. Both we and the Portfolio Funds have management fees and operating expenses. As a result, you will bear not only our management fees and operating expenses directly, but also the management fees and operating expenses of the Portfolio Funds in which we invest indirectly. Furthermore, you would bear less expenses if you invested directly in the Portfolio Funds in which we invest.

USE OF PROCEEDS

        The net proceeds of this offering of common shares will be $            . We have granted the underwriters an option to purchase up to an additional            common shares within 45 days of this prospectus at the public offering price to cover over allotments. If the underwriters exercise their over allotment option in full, the net proceeds of this offering will be $            . The Fund will pay the sales load plus all of its offering expenses up to $0.04 per common share sold to the public, or $              (or $            , if the underwriters exercise their over allotment option in full). This payment may include reimbursement of costs previously paid by our Advisor. Our Advisor has agreed to pay all of our organizational costs and the offering expenses, excluding the sales load, which exceed $0.04 per common share sold to the public. We expect to invest the net proceeds of the offering in a manner consistent with the investment objectives and policies described in this prospectus. We currently anticipate that we will be able to invest substantially all of the net proceeds within three months after the initial closing of this offering. Pending investment in accordance with our investment objectives and policies, we anticipate that the net proceeds will be invested in U.S. government securities or other high quality, short term money market instruments, including shares of money market funds managed by one or more of the underwriters.

THE FUND

        We are a newly organized, non-diversified, closed end management investment company registered under the Investment Company Act of 1940, or the 1940 Act. We were organized as a Massachusetts business trust on June 14, 2007. We have applied to list our common shares on the AMEX under the symbol "RCR". Our principal place of business is located at 400 Centre Street, Newton, Massachusetts 02458, and our telephone number is 617-332-9530.

INVESTMENT OBJECTIVES AND POLICIES

        Our primary investment objective is to provide high current dividend income to our common shareholders. Capital appreciation is our secondary investment objective. Our investment objectives are fundamental, meaning they cannot be changed without common shareholder approval as described in the SAI. To achieve our objectives we intend to operate as described below.

        We intend to invest primarily in publicly traded, dividend paying, equity securities. At least 80% of our managed assets will be invested in the common securities of domestic REITs and Portfolio Funds that pay regular dividends. To maximize the amount of distributable dividend income, we will use a dividend capture trading strategy.

        Our dividend capture trading strategy seeks to maximize the level of dividend income that we receive. In a dividend capture trade, we sell a stock on or shortly after the stock's ex-dividend date and use the sales proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment date on the stock being sold. Using this strategy we may receive more dividend payments during a period of time than if we held a single stock for the same period. For example: most REITs pay regular dividends on a quarterly basis and many of the Portfolio Funds in which we expect to invest pay regular dividends on a monthly basis; by using our dividend capture strategy we may be able to use the same assets to periodically purchase and sell our REIT securities and purchase and sell Portfolio Funds to receive both four or more quarterly and several monthly dividends.

        Our dividend capture strategy will cause us to incur more trading costs and a greater potential for capital gains or losses than the buy and hold investment strategy employed by most other investment management companies. We will seek to provide dividend income without regard to whether the dividends we receive are QDI which is currently taxed at reduced rates under the Code; and most of the dividends we receive from REITs or Portfolio Funds which invest in debt securities or which pay dividends earned from certain dividend income strategies such as covered call writing will not be QDI. Also, our dividend capture trading strategies may prevent our holding our investment securities for the periods required for the capital gains we realize and pass through to shareholders to be entitled to currently reduced tax rates under the Code as long term capital gains, while the capital losses which we may incur may be short term capital losses which cannot offset dividend income under the Code. See "Tax Matters".

Investment Strategies Applicable To Both REITs and Portfolio Funds

        The investment criteria which our Advisor will apply to the selection of both REIT and Portfolio Funds securities will include the following:

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  Share Price.    The current and historical prices of each investment security and our Advisor's expectation of future share price increases;

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  Dividend Yield.    The dividend yield available as a percentage of the trading price of each investment security;

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  Dividend Timing.    Our Advisor's expectation for the timing of dividend payments applicable to each investment security based upon public announcements and historical dividend paying patterns;

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  Liquidity.    The historical trading liquidity of each investment security;

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  Post Dividend Price Changes.    The historical pattern of market price changes for each investment security following dividend payments; and

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  Dividend Coverage.    The earnings coverage of historical dividend payments and our Advisor's judgment as to the prospects for continued dividend payments or dividend increases for each investment security.

REIT Investment Strategies

        A REIT is a company that primarily owns income producing real estate or real estate mortgages. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a result, REITs tend to pay higher distributions than other types of companies. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs may also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Mortgage REITs may experience a decline in the value of their investments if owners of subprime mortgages and other types of mortgages go into default on their mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. At this time, we expect to focus our REIT investments solely in securities issued by equity

REITs. The important factors which we will consider in selecting REIT securities for investment will include the following:

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  The real estate property type in which the REIT invests and our Advisor's view of the cyclical prospects for that type of property at the time of the investment;

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  The location of the real estate in which the REIT is invested and our Advisor's view of the value of properties in that location at the time of the investment;

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  Our Advisor's view of the quality of the REIT's management;

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  We will not invest more than 10% of our total managed assets in securities issued by any one REIT; and

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  Our investment in any one REIT will not exceed 10% of the total value of securities issued by any one REIT.

        Our Advisor is an affiliate of Reit Management, a company that manages three publicly owned REITs and two publicly owned real estate based operating companies with total market capitalization of approximately $16 billion. Some of the senior managers of Reit Management will serve as part of the team of our portfolio managers. Our Advisor believes that the experience of these portfolio managers may provide us a competitive advantage in selecting REIT securities for investment.

Portfolio Funds Investment Strategies

        Closed end management investment companies combine shareholders' funds for investment in a variety of securities, including equity securities, debt securities, and money market instruments. A closed end management investment company may invest primarily in a particular type of security, a particular industry or a mix of securities and industries. A closed end management investment company is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. At this time, we expect to focus our investments primarily in Portfolio Funds that earn and pay regular dividends by investing in fixed and floating rate debt and preferred securities, by investing in domestic and international equity securities, by investing in real estate companies and by using income generating strategies such as covered call option writing. We do not currently expect to invest in Portfolio Funds which invest in real estate mortgages, including high risk or subprime mortgages. The important factors which we will consider in selecting Portfolio Funds for investment will include the following:

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  The type of securities in which the fund invests, the income generating strategies which the fund uses, and our Advisor's view of those securities and strategies;

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  If the fund invests in debt securities or preferred securities which are rated by national rating agencies, or ratable securities, the ratings criteria used by the fund in making investments;

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  If the fund is leveraged, the amount of leverage used;

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  The net asset value of the fund's shares compared to the market price of those shares;

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  Our Advisor's view of the management of the fund;

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  No more than 10% of our total managed assets will be invested in securities issued by any one Portfolio Fund; and

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  Pursuant to requirements of the 1940 Act, our investments in any one Portfolio Fund will not exceed 3% of the total outstanding securities of that fund.

        Our Advisor currently manages six closed end funds with total assets of approximately $450 million. We believe our Advisor's experience in creating and managing closed end funds may provide us some advantages in selecting Portfolio Funds for investment.

        Concentration of Investments.    We will make investments that will result in concentration (25% or more of the value of our investments) in the securities of companies primarily engaged in the real estate industry.

        Related Party Investments.    Our Advisor is the investment manager of six other closed end management investment companies: RMR Real Estate Fund (AMEX: RMR), RMR Hospitality and Real Estate Fund (AMEX: RHR), RMR F.I.R.E. Fund (AMEX: RFR), RMR Preferred Dividend Fund (AMEX: RDR), RMR Asia Pacific Real Estate Fund (AMEX: RAP) and RMR Asia Real Estate Fund (AMEX: RAF). An affiliate of our Advisor is the manager for three REITs: Hospitality Properties Trust (NYSE: HPT), HRPT Properties Trust (NYSE: HRP) and Senior Housing Properties Trust (NYSE: SNH) and two publicly owned real estate based operating companies: Five Star Quality Care, Inc. (AMEX: FVE) and TravelCenters of America, LLC (AMEX: TA). We will not invest in any securities issued by any of these companies or any other company which is affiliated with our Advisor.

        Defensive Positions.    In anticipation of, or in response to, adverse market conditions or for cash management purposes, we may temporarily hold all or any portion of our managed assets in cash, money market instruments, shares of money market funds, investment grade bonds or other investment grade debt securities so that less than 80% of our managed assets are invested in REITs and Portfolio Funds. If we decide to hold some or all of our assets in cash, we may invest our cash in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, collateralized repurchase agreements, commercial paper and shares of money market funds. During periods when we have such defensive investments, we may not achieve our investment objectives.

USE OF LEVERAGE

        Within three months after completion of this offering, subject to market conditions and other factors, we intend to issue fund preferred shares and use the proceeds to make additional investments. Initially, we expect these fund preferred shares will be equal in amount to approximately 33% of our managed assets immediately after their issuance; however, we may revise the amount of leverage we employ at any time and from time to time without notice to shareholders based on market conditions or other factors considered relevant by our board of trustees. We may also leverage by borrowing. Any distributions on and redemptions of our fund preferred shares and payments of interest and repayments of principal on our borrowings will have priority rights to our income and assets over the distributions payable to you as a common shareholder. Our use of leverage will magnify the net increases and decreases in our net asset value per common share. Changes in the value of our investment securities, including costs attributable to leverage, will be borne entirely by you as a common shareholder.

        Leverage Restrictions.    Under the 1940 Act, we are not permitted to issue preferred shares unless immediately after the issuance the value of our total assets is at least 200% of the sum of the liquidation value of our outstanding preferred shares plus any borrowings (i.e., the liquidation value plus any borrowings may not exceed 50% of our total assets less liabilities other than borrowings). In addition, we are not permitted to declare distributions on our common shares unless at the time of such declaration the value of our total assets less liabilities other than borrowings is at least 200% of the liquidation value of our outstanding fund preferred shares. If fund preferred shares are issued, we intend to purchase or redeem fund preferred shares to the extent necessary to maintain the 200% liquidation value coverage of those shares. See "Description of Shares—Fund Preferred Shares".

        Under the 1940 Act, we generally are not permitted to borrow unless immediately after the borrowing the value of our total assets less liabilities other than the principal amount represented by borrowings is at least 300% of such principal amount (i.e., borrowings may not exceed 33 1/3% of our total assets less liabilities other than borrowings, except that we may borrow up to an additional 5% of our total assets for temporary purposes). In addition, we are not permitted to declare any cash distribution or other distribution to you as a common shareholder unless, at the time of such declaration, the value of our total assets less liabilities other than the principal amount represented by borrowings is at least 300% of such principal amount after deducting the amount of such distribution. See "Borrowings".

        If we use leverage, and if our investment portfolio declines in value, we may need to sell investments to raise sufficient capital to redeem some or all of our fund preferred shares or to repay debt in order to maintain applicable asset coverage requirements. Any sale of investments to meet asset coverage requirements may result in less proceeds to us than we would have been able to generate if we had maintained our investments for a longer period. Failure to satisfy the applicable asset coverage requirements could result in a prohibition on our payment of dividends; and our failure to pay dividends could result in our ceasing to qualify as a regulated investment company, or RIC, under the Code, and would have a material adverse effect on the value of your common shares.

        We may be subject to certain restrictions imposed by the terms of our fund preferred shares, by lenders under future borrowings, or by guidelines established by rating agencies in connection with fund preferred share issuances or borrowings. These restrictions, covenants or guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. However, it is not anticipated that these covenants will impede our Advisor from managing our portfolio in accordance with our investment objectives; and, if our Advisor believes that such restrictions, covenants or guidelines would impede our ability to meet our investment objectives, we will not issue fund preferred shares or borrow, or we may discontinue use of leverage. See "Risk Factors—Risks Arising From Our Organization, Investment Strategy and Leverage—Leverage Risks".

        Impact of Leverage.    Assuming that leverage will (1) be equal in amount to 33% of our managed assets after such leverage, and (2) require distributions on fund preferred shares at an annual average rate of 5.00%, then the income generated by our portfolio (net of estimated expenses) must exceed approximately 1.67% of our managed assets in order to cover these distributions or payments. Of course, these numbers are merely estimates, used for illustration. Actual payment or distribution rates may vary frequently and may be significantly higher or lower than this rate.

        The following table is designed to illustrate the effect of leverage on your total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in our portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what our investment portfolio returns will be. The table further assumes our issuance of fund preferred shares in an amount equal to 33% of our managed assets after such issuance at an effective annual preferred share distribution payment rate of 5%. The table does not reflect any offering costs of common shares or fund preferred shares.

Assumed portfolio total return	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding return to common shareholder	(17.39)%	(9.93)%	(2.46)%	5.00%	12.46%

        Your total return shown on this chart is composed of two elements: common share distributions we pay to you (the amount of which is largely determined by our net investment income after distributions on fund preferred shares, if any) and realized and unrealized gains or losses on the value of the securities we own.

        During the time in which we use leverage, the amount of the fees paid to our Advisor will be higher than if we did not use leverage because these fees will be calculated based on our managed assets.

        Other Borrowings.    We may also borrow on a temporary basis for extraordinary or emergency purposes, including payment of distributions and securities transactions settlements which otherwise might require untimely dispositions of our investments.

INTEREST RATE TRANSACTIONS

        In connection with our use of leverage, we may enter into interest rate swap or cap transactions. The decision as to whether to enter into interest rate swap or cap transactions will be made by our Advisor based upon market conditions, including expectations concerning future interest rates and the costs of such interest rate protections and other factors our Advisor deems relevant. Interest rate swaps involve our agreement to make fixed rate payments in exchange for another party's agreement to make variable rate payments to us or vice versa. We may also use an interest rate cap, which would require us to pay a premium, usually up front, to another party. If we use an interest rate cap, to the extent that a specified variable rate index exceeds a predetermined fixed rate, we would be entitled to receive payments equal to the excess multiplied by a notional amount. If we use interest rate swaps or caps, we intend to use interest rate swaps or caps only with the intent to reduce the risk that an increase in short term interest rates could have on your common shares as a result of leverage, but our use of interest rate swaps or caps is unlikely to eliminate this risk.

        The use of interest rate swaps and caps is a specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Depending on the level of interest rates in general, our use of these interest rate instruments could enhance or harm the overall performance of your common shares. To the extent interest rates decline, the net amount we pay under the interest rate swap could increase and the value of the swap or cap could decline, lowering the net asset value of your common shares. In addition, if short term interest rates are lower than our fixed rate of payment on the interest rate swap, the swap will reduce your common share net earnings. If, on the other hand, short term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance your common share net earnings if we receive payment. Buying interest rate caps could enhance the performance of your common shares by limiting our leverage expense. Buying interest rate caps could also decrease the net earnings of our common shares if the premium paid by us for the interest rate cap is more than the additional amount we would have been obligated to pay on our debt securities had we not entered into the interest rate cap agreement. If we use interest rate swaps or caps, we do not intend to enter into interest rate swap or cap transactions in a notional amount that would exceed the expected outstanding amounts of our leverage.

        Interest rate swaps and caps generally do not require us to deliver securities or other underlying assets or principal, although we may pledge some of our assets to serve as collateral for our payment obligations under an interest rate swap. Accordingly, our out of pocket risk of loss with respect to interest rate caps or swaps is usually limited to the net amount of interest payments that we are contractually obligated to make. However, if the other party defaults, we would not be able to use the anticipated net receipts under the swap or cap to offset our preferred share distributions or interest payments on our borrowings. Depending on whether we would be entitled to receive net payments from the other party on the swap or cap, which in turn would depend on the general state of short term interest rates at that time, such out of pocket losses or counter party defaults may also negatively impact our common share values. Although we cannot guarantee that the other party does not default, we will not enter into an interest rate swap or cap transaction with any party that our Advisor believes does not have the financial resources to honor its obligations under the interest rate swap or cap transaction. Further, our Advisor will monitor the financial stability of any other party to an interest rate swap or cap transaction in an effort to protect our investments.

        At the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that we will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as the terms of the expiring transaction. If this occurs, it could negatively impact our income and common share value.

        We may choose or be required to reduce or eliminate our use of fund preferred shares or borrowings. This may cause us to terminate early all or a portion of any swap or cap transaction. Early termination of a swap may result in a termination payment by or to us. We may also incur financial penalties associated with early termination.

        In connection with our use of leverage, we may purchase or sell futures or options on futures, activities which are described in the SAI. Whether or not we will purchase interest rate caps or enter interest rate swaps or other interest rate hedging transactions will depend upon our Advisor's or our board's evaluation of the costs and risks versus the benefits, arising from such transactions from time to time.

RISK FACTORS

        We are a non-diversified, closed end management investment company designed primarily as a long term investment and not as a trading vehicle. We do not intend to be a complete investment program. Because of the uncertainties inherent in all investments, there can be no assurance that we will achieve our investment objectives. All stock market investments involve risks, including the risk that you may lose some or all of your investment. Your common shares at any time may be worth less than you invested, even after taking into account the reinvestment of dividends and distributions which you receive. Before deciding to purchase any of our shares you should consider the material risks described below.

Risks Arising From Our Organization, Investment Strategy and Leverage

        Market Discount Risks.    Common shares of closed end funds like us frequently trade at a discount to net asset value. We cannot provide any assurance regarding the future market price at which our shares will trade. Our market trading price will be generally determined by the relative number and prices of our shares offered for sale compared to the number and prices at which buyers are interested to purchase our shares from time to time. Accordingly, the market price of your shares may periodically trade at, above or below net asset value.

        Interest Rate Risks.    Rising interest rates may adversely affect our share price for several reasons:

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  We intend to pay regular dividends. The market prices of shares which pay regular dividends often decline when interest rates rise.

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  Most of our investments will be in securities which pay regular dividends. The value of such securities often declines when interest rate rise.

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  We expect to use leverage. When interest rates rise the cost of our leverage will increase and our earnings may decline.

        Leverage Risks.    We expect to use leverage by issuing fund preferred shares equal to 33% of our total managed assets. We also may use leverage by borrowing and our board of trustees may increase the amount of leverage we use in the future without shareholder approval. Our use of leverage will create certain risks, including:

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  Our preferred shareholders and lenders will have priority rights to our income and assets to rights which you have as a common shareholder. Generally, this means that our preferred shareholders and lenders must be paid any amounts due to them before you receive dividends or liquidation proceeds.

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  In the event the value of our investments decline, our use of leverage will cause our net asset value and our cash flow available to pay dividends to our common shareholders to decline faster than if we did not use leverage.

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  The terms of our preferred shares or borrowings or the requirements of rating agencies which rate our preferred shares and debt may cause us to limit the way we conduct our business, and, in certain circumstances, these terms and requirements may limit our ability to pay dividends to common shareholders.

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  Because the amounts and timing of payments which we are required to pay on our preferred shares or borrowings will be fixed, we may be required to sell some investment securities in adverse market conditions in order to satisfy these obligations.

        Trading Strategy Risks.    Our investment strategy involves our making frequent trades of our investment securities. We expect to buy some investment securities shortly before they trade ex-dividend and to sell some securities shortly after they trade ex-dividend. This strategy will result in our paying more brokerage commissions than a fund with an investment strategy which involves buying securities and holding them for extended periods. Our investment strategy may result in our realizing short term capital losses. This combination of our higher brokerage costs and possible capital losses may offset the benefits we received from the dividends we receive or cause us to experience losses. Also, because we expect to make frequent securities trades, the capital losses which we may realize may be short term capital loss which cannot be used to reduce our dividend income for tax purposes, while any gains we may realize may be short term capital gains which will be taxable as ordinary income and will not qualify for the reduced tax rates currently applicable to long term capital gains. See "Tax Matters".

        Portfolio Turnover Risks.    We will engage in short term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of our Advisor, investment considerations warrant such action. These policies, together with our ability to effect short sales of securities, may have the effect of increasing our annual rate of portfolio turnover. Although we cannot accurately predict our portfolio turnover rate, we expect that our annual portfolio turnover rate will likely be high (over 100%). The Portfolio Funds in which we invest may not be limited in their portfolio trading activity and may also have high turnover rates. A high turnover rate necessarily involves greater trading costs to us and may result in the realization of net short term capital gains. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates.

        Limited Experience of Our Investment Advisor.    Our investment advisor has been in business since 2003. Our Advisor currently manages six closed end funds with about $450 million of total assets. Although the funds managed by our Advisor currently invest in REITs, this will be the first fund managed by our Advisor which invests in other closed end funds or which employs a dividend capture strategy as a principal investment strategy to increase income.

        Non-Diversification Risks.    We will be a non-diversified fund. As defined in the 1940 Act, a non-diversified fund may have a significant part of its investments in a smaller number of securities than can a diversified fund. Having a larger amount of assets in a smaller number of securities makes a non-diversified fund, like us, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon us.

        Small Capitalization Risks.    Many of the investment securities in which we invest will be issued by REITs and Portfolio Funds which are smaller than most other publicly owned companies. The fixed operating expenses of small companies often represent a larger percentage of their revenues than those expenses represent in larger companies. Smaller companies also usually have less financial and other resources than larger companies. For these reasons, among others, we may suffer greater losses or declines in the values of our investments as a result of market changes than if we invested in securities issued only by larger companies.

        Liquidity Risks.    There are two significant liquidity risks affecting your investment in our shares:

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  First, there is a liquidity risk affecting our shares. We are a closed end fund. Many investors purchase shares in closed end funds as long term investments, and we believe that shares in closed end funds are generally less frequently traded than shares of other companies of comparable size or with comparable numbers of shares outstanding. Accordingly, you may have trouble selling your shares at a price you consider appropriate, especially if you want to sell a large number of shares within a short time.

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  Second, there is a liquidity risk affecting our investments. As noted above, we may invest in securities which are issued by REITs and Portfolio Funds which are smaller than most publicly owned companies and which have fewer securities outstanding. Securities of smaller companies are usually less liquid than securities of larger companies. Our Portfolio Funds will also be closed end funds and we may experience limited liquidity when we buy or sell shares of Portfolio Funds. Our investment strategy is to actively trade our investment securities to capture dividend income. If the securities in which we invest do not have sufficient trading liquidity we may be unable to sell our investment securities without realizing losses and we may be unable to successfully carry out our investment strategy.

        Concentration of Investments.    Our investments will be concentrated in the real estate industry. Factors adverse to the real estate industry may cause a general decline in the profitability or credit characteristics of companies in that industry. If the real estate industry suffers such a decline, the market value of the securities issued by real estate companies in which we have invested is likely to decline and, consequently, the value of our common shares will decline.

        Anti-Takeover Provisions.    Our declaration of trust and our bylaws contain various provisions which may make it difficult for anyone to force us to convert to an open end fund or to cause a change of control of us. For example, shareholders or groups of shareholders working together are prohibited from owning more than 9.8% of our outstanding shares. Because of these provisions, it may be impossible for you to realize a takeover premium for your shares or to sell your shares for more than their market price. See "Certain Provisions of the Declaration of Trust".

        No Operating History.    We are a newly organized company and have no history of operations. Because we are a new company an investment in our shares may be more risky than an investment in a company with a history of successful operations.

        Financial Market Risks.    Our shares and substantially all of our investment securities will be regularly traded on national securities exchanges or in the over the counter market. The market price of our shares and of our investment securities will move up or down depending upon the relative number and prices of shares being offered for sale compared to the number and prices for which there are buyers. Sometimes these price movements are large and occur rapidly. The volatility of securities market prices has increased in recent years and it may continue to increase. There is no guaranty that you will be able to sell your shares at the price you paid for them or at any particular price, and you may lose money on your investment.

Risks Arising From Our Investments In REITs

        REITs are companies which build, buy, own, lease, finance and sell real estate. Under applicable tax laws, REITs are required to distribute substantially all of their income as dividends.

Because REITs own and operate real estate and because they are unable to retain earnings, REITs are vulnerable to the risks affecting the real estate industry, including the following:

        Real Estate Cycle Risks.    Real estate values have been historically cyclical. As the general economy grows, demand for real estate increases and occupancies and rents increase. As occupancies and rents increase, property values increase and new development occurs. As development occurs, occupancies, rents and property values decline. Because leases are usually entered for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies have historically often incurred large swings in their profits and the prices of their securities.

        Property Type Risks.    Many REITs focus on particular types of properties or properties which are especially suited for certain uses, and those REITs are affected by the risks which impact the users of their properties. For example:

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  REITs which invest in healthcare facilities may experience losses if their tenants receive lower Medicare and Medicaid rates.

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  REITs which own hotels often incur high repair and maintenance costs.

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  REITs which invest in shopping centers or other retail properties may experience vacancies and losses if large retail tenants file for bankruptcy and reject their leases.

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  REITs which invest in rental housing may decline in value whenever mortgage financing for single family homes becomes available at low rates or when there is a slowing of job creation and household formations.

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  REITs that focus on warehouse and industrial properties may be adversely affected by changing patterns of global trade.

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  REITs that invest in office buildings may experience increased vacancies and losses if certain types of tenants, such as call centers, transfer their operations to lower wage, out of Country locations.

        Location Risks.    Some REITs focus on particular geographic locations. The value of investments in these REITs and these REITs' abilities to pay dividends may decline if economic changes occur in the areas in which they focus. For example, the value of REIT investments in some parts of the U.S. Midwest, such as the Detroit area, have recently declined as a result of losses and job cuts in the U.S. auto industry in that area.

        Other Real Estate Risks.    REITs are exposed to special risks which affect real estate ownership and operations. For example:

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  REITs may be required to incur significant capital costs with little economic return on their investments by laws concerning public access or public safety.

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  Environmental laws may make REITs responsible for clean up costs at properties owned by the REITs even if the environmental damage was not caused by the REITs.

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  Property taxes and property insurance costs have recently increased materially in some geographic areas and for certain property types. If REITs are unable to pass through such costs increases to their tenants, these increases may result in reduced income and reduced valuations for affected properties and their REIT owners.

Risks Arising From Our Investments In Portfolio Funds

        We expect that our investments in Portfolio Funds will be focused on those funds which regularly pay high levels of dividends, including funds which invest in fixed and floating rate income securities, funds which invest in preferred stock and domestic and international equity securities, funds which invest in real estate companies and funds which use investment strategies such as covered call option writing to generate high income. Our investments in these Portfolio Funds will expose us to the risks inherent in these funds:

        Fixed and Floating Rate Income Funds Risks.    Funds which invest in bonds and preferred shares are generally affected by changes in interest rates. When interest rates rise the value of funds which invest in fixed rate bonds and preferred securities generally decline. When interest rates decline, investors often direct their money away from funds which invest in floating rate bonds and preferred securities and the value of those funds may decline.

        Credit Risks.    The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. To the extent funds invest in debt securities such as bonds, the value of investments in those funds may be adversely affected if the issuers of the securities fail to pay their obligations on a timely basis. The value of funds which invest in ratable securities may also be adversely affected by rating agency downgrades of the securities owned by these funds.

        Real Estate Funds Risks.    Our Portfolio Funds which invest in real estate companies will be subject to similar real estate risks arising from our investment in REITs, as described above. Some real estate funds may invest in mortgage backed securities which are secured by real estate. Our investments in funds which invest in mortgage backed securities will be subject to real estate risks as well as the risks arising from funds which invest in fixed and floating rate income funds, as described above. While we do not currently expect to invest in Portfolio Funds which invest in real estate mortgages, to the extent our Portfolio Funds invest directly or indirectly in real estate mortgages, these mortgages may include high risk or subprime mortgages. High risk mortgages include mortgages extended to homeowners with poor credit or to homeowners with highly leveraged homes. Decreases in the underlying value of homes or negative changes in general economic conditions may cause homeowners with high risk mortgages to go into default and the value of high risk mortgages held by the Portfolio Funds to decline. The number of defaults among homeowners with high risk mortgages has been increasing recently.

        Income Strategy Funds Risks.    During the past few years, several closed end funds have been created to engage in an investment strategy known as "covered call option writing". This strategy allows these funds to earn income by selling call options on investment securities, but limits the gains which may be realized if the underlying securities increase in value. The long term value of funds which use these strategies has not yet been proved by historical experience.

        Foreign Funds Risks.    As compared to U.S. securities, foreign securities may be issued by companies which provide less financial and other information, and which are subject to less developed and difficult to access legal systems, less rigorous accounting, auditing and financial reporting standards or different governmental regulations. As compared to U.S. securities markets, foreign securities markets may have different settlement procedures, may have higher transaction costs, may be conducted in a less highly regulated manner and are generally smaller and may be less liquid and more volatile than securities markets in the U.S. The value of foreign securities may also decline or be unstable because of political, social or economic events or instability outside of the U.S.

        Sector Concentration Risks.    Some of the Portfolio Funds in which we will invest may invest substantially all of their managed assets in one sector or industry group and therefore carry risk of that particular sector or industry group. To the extent a Portfolio Fund focuses its investments in a specific sector, that Portfolio Fund will be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which may increase the volatility of our investment in such Portfolio Fund.

        Leverage Risks.    Some of our Portfolio Funds may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a Portfolio Fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that a Portfolio Fund's common stock income will fall if the dividend rate on the preferred shares or the interest rate on any borrowing rises. The use of leverage is premised upon the expectation that the cost of leverage will be lower than the return on the investments made with the proceeds. However, if the income or capital appreciation from the securities purchased with such proceeds is not sufficient to cover the cost of leverage or if the Portfolio Fund incurs capital losses, the return to common stockholders, such as us, will be less than if leverage had not been used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

MANAGEMENT OF THE FUND

Investment Advisor

        As of the date of this prospectus, our Advisor has about $450 million of assets under management, consisting of the assets of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund. Our Advisor is owned by Barry M. Portnoy and Adam D. Portnoy and is an affiliate of Reit Management. Reit Management has been in business since 1986, principally as the manager of three publicly owned U.S. REITs: Hospitality Properties Trust, which owns hotels and travel centers; HRPT Properties Trust, which owns office and industrial properties; and Senior Housing Properties Trust, which owns senior housing properties, assisted living facilities, hospitals and nursing homes. As of September 30, 2007, these three REITs had aggregate total market capitalization of about $15 billion. Reit Management also oversees the management of two publicly owned real estate based operating companies: Five Star Quality Care, Inc., which principally operates senior living communities, and TravelCenters of America LLC, which principally operates travel centers located along the U.S. interstate highway system. As of September 30, 2007, these two companies had aggregate total market capitalization of about $900 million. Our Advisor is located at 400 Centre Street, Newton, Massachusetts 02458, and its telephone number is 617-796-8238.

Trustees and Officers

        The overall management of our business is controlled by our board of trustees. Our board of trustees approves all significant agreements between us and companies providing services to us. Our day to day operations are delegated to our officers and our Advisor, subject always to our investment objectives, restrictions and policies and to the general supervision of our board of trustees. One of our trustees is a beneficial owner of our Advisor. Some of our officers are also officers of Reit Management and its affiliates. The names and business addresses of our trustees and officers and their principal occupations and other affiliations during the last five years are set forth under "Management of the Fund" in the SAI.

Portfolio Managers

        Our portfolio managers are:

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  Fernando Diaz. Mr. Diaz is one of our Vice Presidents. Mr. Diaz has been employed by our Advisor since May 2007 and is one of our Advisor's Vice Presidents. Since May 2007, Mr. Diaz also has been a portfolio manager of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund. Prior to joining our Advisor, Mr. Diaz was a senior REIT analyst and assistant portfolio manager with GID Securities, LLC from 2006 to 2007 and a senior REIT analyst and assistant portfolio manager with SSgA/The Tuckerman Group from 2001 to 2006.

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  Adam D. Portnoy. Mr. Portnoy is our President. Mr. Portnoy is also our Advisor's President and a minority beneficial owner of our Advisor. Since May 2007, Mr. Portnoy also has been a portfolio manager of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund. He is also a director, President, Chief Executive Officer and a minority beneficial owner of Reit Management. He is also a Managing Trustee of three REITs: HRPT Properties Trust, Hospitality Properties Trust and

    Senior Housing Properties Trust. Prior to joining our Advisor and REIT Management in 2003, Mr. Portnoy was Senior Investment Officer with the International Finance Corporation, a part of the World Bank Group, and an investment banker.

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  Barry M. Portnoy. Mr. Portnoy is one of our trustees and has been a portfolio manager and trustee of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund since their inception in 2003, 2004 and 2005. Mr. Portnoy has also been a trustee of RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund since their inception in 2006 and 2007. He is also a Managing Trustee of three REITs: HRPT Properties Trust, Hospitality Properties Trust and Senior Housing Properties Trust, and he has held those positions since these companies began business in 1986, 1995 and 1999, respectively. Mr. Portnoy is also a Managing Director of Five Star Quality Care, Inc. and of TravelCenters of America LLC, and has been since these companies became publicly owned in 2001 and 2007, respectively. He is a director, Chairman and majority beneficial owner of Reit Management, a director, Vice President and majority beneficial owner of our Advisor.

        The portfolio managers function as a team. Generally, Mr. Barry Portnoy provides strategic guidance, while Mr. Diaz and Mr. Adam Portnoy are in charge of substantially all of the day to day operations, research and trading functions. More information concerning our portfolio managers' compensation, other accounts managed and ownership of securities is included in the SAI.

Advisory Agreement

        Under our investment advisory agreement with our Advisor, or our Advisory Agreement, our Advisor provides us with a continuous investment program, makes day to day investment decisions for us and generally manages our business affairs in accordance with our investment objectives and policies, subject to the general supervision of our board of trustees. Our Advisor also provides persons satisfactory to our board of trustees to serve as our officers. Our officers, as well as our other employees and trustees may be directors, trustees, officers or employees of our Advisor and its affiliates.

        Pursuant to the Advisory Agreement, we have agreed to pay our Advisor a management fee for its investment management services computed at the annual rate of 1% of our managed assets (including assets attributable to fund preferred shares and the principal amount of borrowings, if any), payable monthly. Assuming we issue fund preferred shares in an amount equal to 33% of our managed assets after such issuance of fund preferred shares, the annual fee that we would pay to the Advisor would be 1.50% of net assets attributable to our common shares, i.e., not including amounts attributable to fund preferred shares. Our Advisor has agreed to pay all our organizational costs. It will also pay the expenses of this offering, excluding the sales load, which exceed $0.04 per share for all common shares issued, excluding shares sold, if any, to affiliates, officers and directors of our Advisor.

        In addition to the fee paid to our Advisor, we pay all other costs and expenses of our operations, including, but not limited to, compensation of our trustees (other than those affiliated with our Advisor), custodian, transfer agency and distribution disbursing expenses, legal fees, costs of independent auditors, the costs of our internal audit and compliance activities, expenses of repurchasing shares, expenses in connection with any borrowings or other capital raising activities subsequent to this offering, charges for being listed on a stock exchange, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, membership in investment company organizations, insurance, expenses to maintain and administer our dividend reinvestment plan and taxes, if any.

        Our board of trustees, and separately all of the trustees who are not "interested persons" (as defined in the 1940 Act) of our Advisor, have approved the Advisory Agreement between our Advisor and us dated July 12, 2007. Pursuant to its terms, the Advisory Agreement will remain in effect until July 11, 2009, and from year to year thereafter if approved annually: (i) by our board of trustees or by the holders of a majority of our outstanding voting shares; and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of our Advisor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically on its assignment. A discussion regarding the basis for the approval of the Advisory Agreement by our board of trustees will be made available in our annual report to shareholders for the period ending December 31, 2007.

Administration Agreement

        Our Advisor performs administrative functions for us pursuant to an Administration Agreement. Under the supervision of our Advisor, State Street has been selected as our subadministrator to provide us with substantially all of our fund accounting and other administrative services, as more completely described in our SAI. Administrative costs are reimbursed to our Advisor and consist of out of pocket or other incremental expenses, including allocations of costs incurred by us, our Advisor and its affiliates and payments to State Street. The fee paid to State Street is computed on the basis of our managed assets at an annual rate equal to 0.04% of the first $250 million in assets, 0.025% of the next $250 million, 0.015% of the next $250 million and 0.01% of such assets in excess of $750 million, with a minimum fee of $108,000. State Street is paid monthly.

NET ASSET VALUE

        We determine the net asset value of our common shares on each day the New York Stock Exchange is open for business, as of the close of the customary trading session (normally 4:00 p.m. eastern time). We determine net asset value per common share by dividing the value of our securities, cash and other assets (including interest accrued but not collected) less all of our liabilities (including outstanding borrowings and accrued interest thereon, accrued expenses and distributions payable) and less the liquidation preference of fund preferred shares outstanding, if any, by the total number of common shares outstanding.

        Determinations of the net asset value of our common shares are made in accordance with generally accepted accounting principles. We value portfolio securities, including shares of REITs and Portfolio Funds, for which market quotations are readily available at market values as indicated by the last sale prices reflected on the consolidated tape of the exchange that represents the principal market for such securities. If there has been no sale on a particular day for which we determine our net asset value, securities are valued at the mean of the last available bid and asked prices on that day. If no bid or asked prices are quoted on such day then the securities will be valued by such method as our board of trustees shall determine in good faith to reflect its fair market value. We normally value securities traded primarily on the NASDAQ Stock Market, or NASDAQ, at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:06 p.m., eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); and in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Some fixed income securities may be valued using pricing provided by a pricing service, when our board of trustees believes such prices reflect fair value.

        We value money market investments maturing within 60 days of our purchase date on the amortized cost basis. Depending on the applicable interest rate environment, any swap transaction that we enter may have either a positive or negative value for purposes of calculating net asset value. Any cap transaction that we enter may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to us under such transactions will be our assets and accrued payments by us will be our liabilities.

        Any of our investment securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity will be valued at fair values as determined in good faith by or under the supervision of our board of trustees. Also, we may consider available securities pricing to be unreliable if significant market or other events occur after a market close; and, when closing market prices or market quotations are considered to be unreliable, we value securities by a method our trustees believe accurately reflects fair values. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures and, when the issuer of the security being fair valued has other securities outstanding, the market value of such other securities. The effect of using fair value pricing is that our common shares' net asset value will be subject to the judgment of our trustees instead of being determined by the market.

DISTRIBUTIONS

        We intend to make regular monthly distributions to you. We expect to declare our first distribution to you within approximately 45 days, and pay this distribution to you approximately 60 to 90 days, after the date of the initial closing of this offering. The amount of our distributions and our distributions policy will be subject to periodic review and change by our board of trustees based upon our performance, our expected performance and other factors considered from time to time.

        We expect to derive income primarily from distributions we receive on our owned securities. Our income will be reduced by the expenses we incur. The 1940 Act allows us to distribute ordinary income at any time and from time to time. Capital gain or loss may be generated by us when we sell our investments for amounts different than their adjusted tax basis or if any of the distributions we receive from certain investments is classified by the issuer as capital gain income. The 1940 Act generally does not permit us to distribute capital gain income more than once per year unless we obtain exemptive relief from the SEC.

Level Rate Dividend Policy

        We expect to make distributions to you equal in a set amount per share each month. This is referred to as a "level rate dividend policy". Because the 1940 Act generally limits our distribution of capital gains to once per year and the Code limits our ability to retain capital gains, a level rate dividend policy may require us to make a distribution of capital gains to you in a calendar year which is larger than, or in addition to, the amount we expect we could pay on a regular monthly basis. We do not expect to make "returns of capital" by distributing amounts in excess of our net investment company income and net capital gain income, nor do we expect to withhold a substantial part of our net investment company income and capital gain income under this policy. However, there can be no assurance that our distributions will equal our net investment company income and capital gain income for any particular period.

Managed Dividend Policy

        An application has been made to the SEC for exemptive relief under the 1940 Act which would allow us to implement a policy referred to as a "managed dividend policy". In effect, a managed dividend policy will allow us to allocate, shortly after the end of each year, portions of each distribution which are to be treated by you as ordinary income, capital gains or otherwise. If relief is granted by the SEC and we adopt a managed dividend policy, it may have the effect of eliminating or reducing the distribution variability that can be associated with a level rate dividend policy. We believe that such a reduction in variability may make it possible for us to pay regular distributions which are higher than those we might pay under a level dividend policy and that a managed dividend policy will permit a fairer allocation to our shareholders of our periodic distributions among income and capital gains which is more in accord with our shareholders' normal expectations than may be possible under a level dividend policy. There is no guarantee that we will receive an exemptive order which permits a managed dividend policy, or if it is received that our trustees will implement such a policy.

DIVIDEND REINVESTMENT PLAN

        We have adopted a dividend reinvestment plan, or the Plan, which is sometimes referred to as an "opt out plan". You will have all of your cash distributions invested in our common shares automatically unless you elect to receive cash. As part of this Plan, you will also have the opportunity to purchase additional common shares by submitting a cash payment for the purchase of shares, or the Cash Purchase Option. Your cash payment, if any, for the additional shares may not exceed $10,000 per quarter and must be for a minimum of $100 per quarter. Wells Fargo Bank, N.A., as agent for the common shareholders, or the Plan Agent, will receive your distributions and your additional cash payments under the Cash Purchase Option and will purchase our common shares for your account either in the open market or directly from us. If you elect not to participate in the Plan, you will receive all distributions in cash paid by check mailed to you (or, generally, if your shares are held in street name, to your broker) by Wells Fargo as our paying agent.

        If you decide to participate in the Plan, the number of common shares you will receive will be determined as follows:

          (1)   If on the payment date of the distribution the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is below the net asset value per common share on that payment date, the Plan Agent will receive the distribution and, together with your additional cash payments, if any, will purchase common shares in the open market, on the AMEX or elsewhere, for your account prior to the sooner of (i) 60 days after the payment date of the distribution or (ii) the next ex-dividend date. It is possible that the market price for our common shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the distribution had been paid to you in common shares newly issued by us. In the event it appears that the Plan Agent will not be able to complete the open market purchases prior to the sooner of (i) 60 days after the payment date of the distribution or (ii) the next ex-dividend date, we will determine whether to issue the remaining shares at the greater of (i) net asset value per common share at the time of purchase or (ii) 100% of the per common share market price at the time of purchase. Interest will not be paid on any uninvested amounts.

          (2)   If on the payment date of the distribution the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is at or above the net asset value per common share on that payment date, we will issue new shares for your account at a price equal to the greater of (i) net asset value per common share on that payment date or (ii) 95% of the per common share market price on that payment date.

        The Plan Agent maintains all shareholder accounts in the Plan (including all shares purchased under the Cash Purchase Option) and provides written confirmation of all transactions in the accounts, including information you may need for tax records. Common shares in your account will be held by the Plan Agent in non-certificated form, unless you request registration of your shares in certificated form. Any proxy you receive will include all common shares you have received or purchased under the Plan.

        You may withdraw from the Plan at any time by giving written notice to the Plan Agent. If you withdraw or the Plan is terminated, the Plan Agent will transfer the shares in your account to you (which may include a cash payment for any fraction of a share in your account). If you wish, the Plan Agent will sell your shares in the Plan and send you the proceeds, minus brokerage commissions to be paid by you.

        The Plan Agent's administrative fees will be paid by us. There will be no brokerage commission charged with respect to common shares issued directly by us. Each participant will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases of our shares pursuant to the Plan including the Cash Purchase Option. Costs of creating certificated shares will be paid by us. We may amend or terminate the Plan or the Cash Purchase Option if our board of trustees determines to do so. However, no additional charges will be imposed upon participants by amendment to the Plan except after prior notice to Plan participants.

        Participation in the Plan will not relieve you of any federal, state or local income tax that may be payable (or required to be withheld) as a result of distributions you receive that are settled in our shares which are credited to your account under the Plan rather than paid in cash.

        All correspondence about the Plan should be directed to Wells Fargo Bank, N.A., at Shareowner Services, P.O. Box 64854, St. Paul, Minnesota 55164-0854.

DESCRIPTION OF SHARES

Common Shares

        Our declaration of trust authorizes our issuance of an unlimited number of common shares. Our common shares have a par value of $.001 per share. As of the date of this prospectus, there are 5,000 of our common shares outstanding, held by our Advisor. Our board of trustees may determine to issue additional common shares without shareholder approval. All common shares have equal rights to the payment of dividends and the distribution of our assets upon liquidation. Our common shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.

        If fund preferred shares are outstanding, you, as a common shareholder, will not be entitled to receive any distributions from us unless all accrued and payable distributions on fund preferred shares have been paid or set aside for payment, and unless asset coverage, defined in the 1940 Act, with respect to fund preferred shares is at least 200% after giving effect to your distributions. Similarly, if borrowings are outstanding, you, as a common shareholder, will not be entitled to receive any distributions from us unless asset coverage, as defined in the 1940 Act, with respect to outstanding borrowings is at least 300% after giving effect to your distributions.

        We have applied to list our common shares on the AMEX under the symbol "RCR". We intend to hold annual meetings of shareholders beginning in 2008.

        Unlike open end funds, closed end funds like us do not continuously offer shares and do not provide daily redemptions. Rather, if you determine to buy additional common shares or sell shares you hold, you may do so by trading through a broker or otherwise. Shares of closed end funds, like us, frequently trade at prices lower than net asset value and during some periods trade at prices higher than net asset value. Typically, net asset value of your common shares is lower immediately following an offering due to the sales load and offering costs. If and when we issue additional common shares or fund preferred shares, the net asset value of your common shares will be reduced by those underwriting fees and issuance costs.

        The market value of your common shares may be influenced by such factors as relative demand for and supply of our shares in the market, our distribution levels (which are affected by our income and expenses), our net asset value, portfolio quality, general market and economic conditions, the perceived potential that the securities in which we invest may increase or decrease in value and other factors, some of which are beyond our control. We cannot assure you that your common shares will trade at a price equal to or higher than our net asset value. Our common shares are designed primarily for long term investors, and you should not view us as a vehicle for trading purposes.

Fund Preferred Shares

        Our declaration of trust authorizes our issuance of an unlimited number of fund preferred shares, in one or more series, with rights as determined by our board of trustees. Such shares may be issued by action of our board of trustees without your approval. As a shareholder, you will bear the costs associated with any issuance of fund preferred shares. As of the date of this prospectus, no fund preferred shares have been issued.

        Any offering of fund preferred shares will be subject to market conditions, our receipt of credit ratings from ratings agencies at levels our board of trustees determines appropriate to effectively sell the fund preferred shares and to their continued belief that leveraging our capital structure through the issuance of fund preferred shares will benefit our shareholders. Although the terms of our fund preferred shares will be determined by our board of trustees (subject to applicable law and our declaration of trust), based upon present market conditions, we expect fund preferred shares which are issued may require cumulative distributions at rates determined over relatively short periods (such as 7 or 28 days) and that this distribution rate will periodically be redetermined through an auction or remarketing procedure. Based upon our understanding of the present market for fund preferred shares issued by investment companies similar to us, we estimate that the distribution preference, liquidation preference, voting rights and redemption provisions of our fund preferred shares would likely be as follows:

        Distribution Preference.    Our fund preferred shares will have complete priority over our common shares regarding distributions. No distributions to our common shareholders will be permitted unless distributions to our fund preferred shareholders are current.

        Liquidation Preference.    In the event of our voluntary or involuntary liquidation, dissolution or the winding up of our affairs, holders of our fund preferred shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid distributions thereon, whether or not declared) before any distribution of assets is made to you as a common shareholder.

        Voting Rights.    We expect that holders of our fund preferred shares, voting as a separate class, will be entitled to elect at least two but less than a majority of our trustees. The remaining trustees will be elected by our common shareholders, as well as holders of our fund preferred shares, voting together as a single class. In the event that two full years of accrued distributions are unpaid on our fund preferred shares, the holders of all outstanding fund preferred shares, voting as a separate class, will be entitled to elect a majority of our trustees until all distributions in arrears have been paid or declared and set aside for payment. Also, in order for us to take certain actions or enter into certain transactions, a separate class vote of holders of our fund preferred shares may be required, in addition to the combined vote of the holders of our fund preferred shares and our common shares.

        Redemption, Repurchase and Sale of Fund Preferred Shares.    The terms of our fund preferred shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated distributions. The terms may also state that we may tender for or repurchase fund preferred shares.

        Other Terms for Fund Preferred Shares.    The foregoing description of fund preferred shares is based upon what we believe to be current market terms. However, if market conditions change, we may decide to issue fund preferred shares on materially different terms. Our issuance of fund preferred shares will also be restricted by certain provisions of the 1940 Act. See "Use of Leverage" and "Risk Factors—Risks Arising From Our Organization, Investment Strategy and Leverage—Leverage Risks".

BORROWINGS

        Our declaration of trust authorizes us, without prior approval of our shareholders, to borrow money. We may issue notes or other evidence of indebtedness, including bank borrowings or commercial paper. We may secure our borrowings by mortgaging, pledging or otherwise subjecting any or all of our assets as security, and our declaration of trust authorizes our board of trustees to pledge any or all of our assets to secure our borrowings without shareholder approval. In connection with such borrowing, we may be required to maintain minimum average balances with the lender or to pay a commitment or other fees to maintain a line of credit; any such requirements will increase our cost of borrowing over the stated interest rate.

        Limitations.    Borrowings by us are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements we enter related to borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Leverage".

        Distribution Preference.    A lender's rights to receive interest on, and repayment of, principal of borrowings will be senior to your rights as a shareholder. The terms of our borrowings may contain provisions which limit our activities, including the payment of distributions to common shareholders, in some circumstances. See "Risk Factors—Risks Arising From Our Organization, Investment Strategy and Leverage—Leverage Risks".

        Voting Rights.    In certain circumstances, the 1940 Act grants our lenders voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair our status as a RIC under the Code, we, subject to our ability to obtain funding by liquidating our assets or otherwise, intend to repay our borrowings.

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

        Under Massachusetts law, you, as a shareholder of a Massachusetts business trust, are entitled to the same limitations of liability as shareholders of for profit corporations. There is a remote possibility, however, that you could, under certain circumstances, be held liable for our obligations to the extent the courts of another state or foreign jurisdiction refused to recognize such limited liability in a controversy involving our obligations. Our declaration of trust disclaims shareholder liability for our acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument that we or our trustees enter. Our declaration of trust provides for indemnification out of our property of any shareholder held liable for our acts on account of being or having been our shareholder. Thus, your risk of incurring financial loss for our actions merely by reason of your status as a shareholder is limited to circumstances in which a court refuses to recognize Massachusetts law concerning limited liability of shareholders of a Massachusetts business trust, the complaining party is held not to be bound by our disclaimer and we are unable to meet our indemnification obligations.

        Our declaration of trust contains provisions that could limit the ability of other entities or persons to acquire control of us or to convert us to an open end fund, including, but not limited to, the following:

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  Our board of trustees is divided into three classes having initial terms which end in 2008, 2009 and 2010, respectively. At each annual meeting of shareholders, the terms of only one class of trustees expires and new trustees are elected for terms of three years. This provision of our declaration of trust could delay for up to two years the replacement of a majority of our board of trustees.

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  The number of our trustees is currently five. However, our board of trustees may increase the number of trustees. Vacancies on our board of trustees, including vacancies caused by an expansion in our board of trustees, may be filled by a majority vote of our trustees then in office. These provisions of our declaration of trust may prevent a change in the majority of our board of trustees for longer than two years.

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  Our trustees may only be removed from office for cause and by a vote of 75% of our shares entitled to vote for election of such trustee.

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  Our declaration of trust contains provisions which restrict any one person or group of persons from owning more than 9.8% of our common shares by vote or by value.

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  The affirmative vote of 75% of our board of trustees and of 75% of each class of our outstanding shares entitled to vote on the matter, including outstanding fund preferred shares, if any, is required to convert us from a closed end to an open end investment company.

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  Except as otherwise provided in this prospectus, the following actions require the affirmative vote or consent of at least a majority of the trustees then in office and of at least 75% of our shares outstanding and entitled to vote on the matter:

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  our merger, consolidation, reorganization or recapitalization to combine with another entity;

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  the sale, lease or transfer of all or substantially all of our assets; or

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  our liquidation or termination; and

  provided, if any of the foregoing actions are approved by at least 75% of our board of trustees then in office, then the shareholder vote required to accomplish these actions shall be eliminated unless such a vote is required by applicable law; and, if applicable law requires shareholder approval, the shareholder vote required will be the lesser of (i) a simple majority of the shares voted or (ii) the least legally permitted percentage of the shares voted. Otherwise, if applicable law does not permit approval by a percentage of shares voted, the required shareholder vote will be the lesser of (i) a simple majority of the voting shares outstanding and entitled to vote, or (ii) the least amount permitted by applicable law.

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  Our declaration of trust contains provisions which generally prevent shareholder nominations of trustees from being considered at annual meetings of shareholders unless certain information about the nominee and about the shareholder or shareholders making the nomination is provided and we receive notice of the nominations at least 90 and not more than 120 days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting. Shareholder nominations must also be made in compliance with other requirements for shareholder nominations set forth in our declaration of trust and bylaws. Except as may be required by applicable law, shareholder nominations that meet the requirements of our declaration of trust and bylaws will not be included in our proxy for an annual meeting unless those nominations are also supported by our board of trustees, but, if they have been properly made, they may be considered at the annual meeting whether or not they are supported by our board of trustees.

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  Our declaration of trust contains provisions which generally prevent shareholder proposals, other than nominations of trustees, from being considered at a shareholders annual meeting unless specified information about the proposal and about the shareholder or shareholders making the proposal is provided and we receive notice of the proposals at least 90 and not more than 120 days prior to the first anniversary of the date of mailing of the preceding year's annual meeting. Shareholder proposals must also be made in compliance with other requirements for shareholder proposals set forth in our declaration of trust and bylaws. Except as may be required by applicable law, shareholder proposals that meet the requirements of our declaration of trust and bylaws will not be included in our proxy for an annual meeting unless these proposals are also supported by our board of trustees, but, if they have been properly made, such proposals may be considered at the annual meeting whether or not they are supported by our board of trustees.

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  Our declaration of trust provides that a quorum for the transaction of business at a shareholders meeting shall be one third of the shareholders entitled to vote at the meeting. However, our declaration of trust authorizes our board of trustees to establish a different quorum requirement in our bylaws or in a notice of the shareholders meeting which is approved by our board of trustees provided such quorum requirement complies with applicable law and the rules of any stock exchange on which our shares are listed.

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  Regarding the election of trustees: except as may be required by applicable law or by the rules of any stock exchange on which our shares are listed, our declaration of trust requires: (i) in an uncontested election, a majority of votes cast at the shareholders meeting shall be required for election of trustees; (ii) in a contested election with more than one candidate for a trustee position, a majority of votes outstanding and entitled to vote for the trustee shall be required for election; and (iii) the votes required for election of trustees may be changed in the bylaws or in a notice of the shareholders meeting which is approved by our board of trustees provided such required vote complies with applicable law and the rules of any stock exchange on which our shares are listed.

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  Regarding proposals for shareholder actions other than election of trustees and approvals of mergers, sale of substantially all of our assets, liquidation or other actions specifically addressed in our declaration, our declaration of trust provides that, except as may be required by applicable law or by the rules of any stock exchange on which our shares are listed, the shareholder votes required for approval shall be: (A) if the action has been approved by a majority of our board of trustees then in office, the lesser of (i) a majority of votes cast at the shareholders meeting or (ii) the least amount permitted by applicable law or the applicable listing rules; and (B) if the action has not been approved by a majority of our board of trustees then in office, 75% of our shares outstanding and entitled to vote.

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  Our declaration of trust and bylaws permit shareholder meetings to be called only by our board of trustees and generally do not allow shareholders to take actions by written consent or otherwise except at a meeting.

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  Our declaration of trust provides that on any proposals presented at a shareholders meeting, including the election of trustees, a vote by all our shareholders voting together as one class and by each class or series of our outstanding shares, including our fund preferred shares, if any, voting separately as class or series is required unless our board of trustees determine that separate class or series voting is not appropriate and is not required by applicable law or the rules of any stock exchange on which our shares are listed.

  •
  Our declaration of trust contains a provision that requires a shareholder to indemnify us for all costs arising from the shareholder's violation of our declaration of trust or bylaws.

  •
  Our declaration of trust provides that no claim arising from or related to our declaration of trust may be commenced, prosecuted or continued in any court other than the courts of the Commonwealth of Massachusetts or the U.S. District Court for the District of Massachusetts, in each case located in Boston, and each person who becomes a person beneficially owning or constructively owning equity shares, trustee or officer of the Fund, in consideration of becoming a person beneficially owning or constructively owning equity shares, trustee or officer of the Fund, consents to the jurisdiction of the courts of the Commonwealth of Massachusetts or the U.S. District Court for the District of Massachusetts, in each case located in Boston, as well as to the jurisdiction of all courts from which an appeal may be taken from such courts, for the purpose of any such suit, action or other proceeding and expressly agrees to, and waives any and all objections he, she or it may have, as to venue in any such courts.

  •
  The provisions of our declaration of trust, including those described above relating to the approval of mergers, sale of substantially all of our assets and liquidation, may only be amended by the affirmative vote of a majority of our board of trustees then in office and 75% of all our shares; provided, however, that only a majority vote of our board of trustees is required to change our name or change the domicile of our existence without changing the substance of our declaration of trust; and, provided, further, that if the amendment is approved by 75% of our board of trustees then in office, no shareholder approval will be required unless such a vote is required by applicable law; and, if applicable law requires shareholder approval, the vote required will be the lesser of (i) a majority of the shares voted or (ii) the least amount permitted by applicable law.

        The votes required to approve our conversion from a closed end to an open end investment company or to approve transactions constituting a plan of reorganization are higher than those required by the 1940 Act.

        The provisions of our declaration of trust described above could have the effect of depriving you, as a common shareholder, of opportunities to sell your shares at a premium over the then current market price of our common shares. These provisions may prevent a third party from obtaining control of us in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control of us by a third party. They provide, however, the advantage of potentially requiring persons seeking control of us to negotiate with our management and board of trustees regarding the price to be paid and facilitating the continuity of our investment objectives and policies.

        There are other provisions of our declaration of trust and bylaws which may prevent a change of control or which you may believe are not in your best interests as a shareholder. You should read our declaration of trust and bylaws on file with the SEC for the full text of these provisions.

REPURCHASE OF FUND SHARES

        We are a closed end investment company and as such you will not have the right to cause us to redeem your shares. Instead, liquidity will be provided through trading in the open market. We may repurchase common shares on the open market in accordance with the 1940 Act and the rules and regulations thereunder, but we are under no obligation to do so.

TAX MATTERS

        The following brief discussion of U.S. federal income tax matters assumes that you are a U.S. shareholder and that you hold your shares as capital assets. More information concerning the U.S. federal income tax consequences of acquiring, owning and disposing of our shares is included in the SAI.

        We intend to qualify annually as a RIC under the Code. Accordingly, we generally will not be subject to U.S. federal income tax on income and gains that we distribute to our shareholders. A RIC must generally derive at least 90% of its gross income from investment activities and own a sufficiently diversified portfolio of securities. More information concerning our qualification and taxation as a RIC is included in the SAI.

        Distributions paid to you out of our "investment company taxable income" will generally be taxable to you as ordinary income to the extent of our allocable earnings and profits ("ordinary income dividends"). Distributions of our net capital gain (the excess of net long term capital gain over net short term capital loss), if any, are taxable to you as long term capital gain, regardless of how long you have owned our shares. We intend generally to distribute to our shareholders substantially all of our "investment company taxable income", as well as our net capital gain. A distribution of an amount in excess of allocable earnings and profits is treated as a nontaxable return of capital to the extent of your tax basis in our shares and reduces that basis, and any such distributions in excess of your basis are treated as if they were gains from a sale of your shares.

        If you are an individual, any ordinary income dividend you receive from us with respect to taxable years beginning on or before December 31, 2010 generally will be eligible for taxation at the rates applicable to long term capital gains (currently at a maximum rate of 15%) to the extent that: (i) it is attributable to QDI (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) we receive, (ii) we satisfy holding period and other requirements for stocks on which we receive QDI and (iii) you satisfy holding period and other requirements with respect to your shares. Dividends we receive from U.S. REITs or Portfolio Funds which invest in debt securities or which earn income from covered call writing, however, generally will not be eligible for treatment as QDI. Although certain income distributions to our shareholders may qualify as QDI, our investment strategy is intended to provide dividend income without regard to whether the dividends are QDI. More information about the possible tax implications of our dividend capture strategy is included in the SAI.

        Dividends and other taxable distributions are taxable to you whether the amounts are paid to you in cash or reinvested in additional shares.

        A distribution will be treated as paid to you on December 31 of a particular calendar year if it is declared by us in and has a record date in October, November or December of that year and is paid by January 31 of the following year. Each year, we will notify you of the tax status of dividends and other distributions that we have paid.

        The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it may represent in part a return of your invested capital.

        If you sell or otherwise dispose of your shares you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in, and the amount you receive in exchange for, your shares. Any such gain or loss will be long term capital gain or loss if you have held such shares for more than one year at the time of sale.

        We may be required to withhold U.S. federal income tax, currently at the rate of 28%, from distributions we pay to you if:

  •
  you fail to provide us with your correct taxpayer identification number;

  •
  you fail to make required certifications; or

  •
  you have been notified by the IRS that you are subject to backup withholding.

        Our distributions to you may also be subject to state and local taxes. You should consult with your tax advisor regarding your particular tax consequences of investing in securities issued by us.

UNDERWRITING

        We intend to offer the shares through the underwriters named below. RBC Capital Markets Corporation, or RBC, and Oppenheimer & Co. Inc., or Oppenheimer, are acting as representatives of the underwriters. Subject to the terms and conditions described in an underwriting agreement among us and the underwriters, we have agreed to sell to the underwriters, and the underwriters severally have agreed to purchase from us, the number of shares listed opposite their names below.

Underwriter	Number of Shares
RBC Capital Markets Corporation
Oppenheimer & Co. Inc.
Robert W. Baird & Co. Incorporated
Comerica Securities, Inc.
Ferris, Baker Watts, Incorporated
Janney Montgomery Scott LLC
Morgan Keegan & Company, Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
BB&T Capital Markets, a division of Scott & Stringfellow, Inc.
Crowell, Weedon & Co.
David A. Noyes & Company
First Southwest Company
Huntleigh Securities Corporation
M.L. Stern & Co., LLC
Newbridge Securities Corporation
Northeast Securities, Inc.
Peacock, Hislop, Staley & Given, Inc.
SunTrust Capital Markets, Inc.
Wedbush Morgan Securities Inc.

        The underwriters have agreed to purchase all of the shares sold under the underwriting agreement if any of these shares are purchased, other than those covered by the over allotment option. If an underwriter defaults, the underwriting agreement provides that the purchase commitments of the non-defaulting underwriters may be increased or the underwriting agreement may be terminated.

        We have agreed to indemnify the underwriters and their controlling persons against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the underwriters may be required to make in respect of those liabilities.

        The underwriters are offering the shares, subject to prior sale, when, as and if issued to and accepted by them, subject to approval of legal matters by their counsel, including the validity of the shares, and other conditions contained in the underwriting agreement, such as the receipt by the underwriters of officers' certificates and legal opinions. The underwriters reserve the right to withdraw, cancel or modify offers to the public and to reject orders in whole or in part.

        In connection with this offering, some or all of our Advisor, its affiliates (excluding all of the Advisor's public company affiliates), officers and directors may purchase our shares, but it is not certain whether such purchase will occur or the amount of any such purchases. If shares are purchased by any of these officers, directors or affiliates, the shares will be sold at, and the Fund will receive, the full offering price of $20 per share; the Fund will not pay any discount or sales load related to these shares or bear any additional offering costs. Our Advisor has indicated that these affiliates, officers and directors may seek to purchase a substantial portion of our common shares. The actual quantity of shares, if any, to be purchased by these affiliates, officers and directors of the Advisor in this offering has not been determined, but in any case will be less than 25% of our voting securities. There can be no assurance that any such purchases will occur.

Sales Load and Expenses

        The underwriters' representatives have advised us that the underwriters propose initially to offer the shares to the public at the public offering price on the cover page of this prospectus and to dealers at that price less a concession not in excess of $            per share. The total sales load of $0.90 per share is equal to 4.5% of the initial offering price and will be paid by you. The underwriters may allow, and the dealers may reallow, a discount not in excess of $            per share to other dealers. The underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the shares sold in this offering for their account may be reclaimed by the syndicate if such shares are repurchased by the syndicate in stabilizing or covering transactions. After the offering, the public offering price, concession, discount and other selling terms may be changed.

        The following table shows the public offering price, sales load and proceeds before our expenses. The information assumes either no exercise or full exercise by the underwriters of their over allotment option to purchase additional shares.

	Per Share		Without Option	With Option
Public offering price		$20.00	$	$
Sales load		$0.90	$	$
Expenses paid by us		$0.04	$	$
Proceeds to us	$		$	$

        The expenses of the offering, not including the underwriting discount, are estimated at $              , or $                                           if the underwriters exercise their over allotment option.

        Our Advisor will pay in connection with this offering all of the organizational costs and all of the offering expenses, excluding the sales load, which exceed $0.04 per common share issued in this offering to persons other than affiliates, officers and directors of the Advisor.

Over allotment Option

        We have granted an option to the underwriters to purchase up to            additional common shares at the public offering price less the underwriting discount. The underwriters may exercise this option for 45 days from the date of this prospectus solely to cover any over allotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the underwriting agreement, to purchase a number of additional common shares proportionate to that underwriter's initial amount reflected in the above table.

Marketing and Sales Agreement

        Our Advisor, and not the Fund, has agreed to pay to Foreside Fund Services, LLC, or Foreside, a fee for its distribution assistance in an amount equal to $            . Foreside will provide distribution assistance by rendering wholesale marketing and marketing consulting services to the Advisor and the underwriters in connection with this offering. Foreside coordinates the roadshow and markets the Fund to broker-dealers, investment advisers and other financial intermediaries, or the Financial Intermediaries, with a view to providing information regarding, and increasing the Financial Intermediaries' awareness of, the Fund. In marketing the Fund, Foreside may communicate with Financial Intermediaries through a variety of means, including in person presentations about the Fund at branch offices of the underwriters, written, electronic and telephonic communications. Foreside may assist in the design and coordination of marketing materials used in connection with the offering. Foreside's obligations under the Marketing and Sales Agreement end upon the earlier of (1) the date of the closing of the Fund's initial public offering or (2) the date on which our Advisor determines to terminate the marketing of the Fund. Foreside may be deemed to be an underwriter for purposes of the Securities Act of 1933 and the 1940 Act.

Additional Compensation

        Our Advisor, and not the Fund, has agreed to pay, from its own assets, an incentive fee to RBC for acting as bookrunning manager in connection with this offering in an amount equal to $            . This fee will be paid to RBC at the same time as the delivery of the common shares to the underwriters in the offering. The sum of the underwriting commissions (    % of the total public offering price of the common shares), the additional payment to RBC which is considered underwriting compensation (    % of the total public offering price of the common shares) and the marketing and sales consulting fees paid to Foreside (    % of the total public offering price of the common shares) will not exceed    % of the total price to the public of the common shares sold in this offering.

No Sales of Similar Securities

        We and our Advisor have agreed that, for a period of 90 days from the date of this prospectus, we will not, without the prior written consent of RBC or Oppenheimer on behalf of the underwriters, dispose of any of our common shares or any securities convertible into or exchangeable for our common shares. RBC or Oppenheimer, in their sole discretion, may release any of the securities subject to these agreements at any time without notice. Prior to this offering there has been no public market for our common shares. Consequently, the initial public offering price for our common shares was determined by negotiation among us, our Advisor and the representatives of the underwriters. There can be no assurance, however, that the price at which the common shares will sell in the public market after this offering will not be lower than the price at which they are sold by the underwriters or that an active trading market in our common shares will develop and continue after this offering.

American Stock Exchange Listing

        We have applied to list our shares on the AMEX under the symbol "RCR". In connection with the requirements for listing our common shares on the AMEX, the underwriters have undertaken to sell lots of 100 or more common shares to a minimum of 2,000 beneficial owners in the United States. The minimum investment requirement is 100 common shares.

Price Stabilization and Short Positions

        Until the distribution of the common shares is completed, SEC rules may limit underwriters and selling group members from bidding for and purchasing our common shares. However, the representatives may engage in transactions that stabilize the price of our common shares, such as bids or purchases to peg, fix or maintain that price. Purchases of our common shares to stabilize the market price may cause the price of our common shares to be higher than it might be in the absence of such purchases.

        In connection with the offering, the underwriters may make short sales of the common shares. Short sales involve syndicate sales of common shares in excess of the number of common shares to be purchased by the underwriters in the offering, which creates a syndicate short position. "Covered" short sales are sales of common shares made in an amount up to the number of common shares represented by the underwriters' over allotment option. In determining the source of common shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of common shares available for purchase in the open market as compared to the price at which they may purchase common shares through the over allotment option.

        Transactions to close out the covered syndicate short position involve either purchases of common shares in the open market after the distribution has been completed or the exercise of the over allotment option. The underwriters may also make "naked" short sales of common shares in excess of the over allotment option. The underwriters must close out any naked short position by purchasing common shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of common shares in the open market after pricing that could adversely affect investors who purchase in the offering. Similar to other purchase transactions, the underwriters' purchases to cover syndicate short sales may have the effect of maintaining the market price of the common shares or preventing or retarding a decline in the market price of the common shares. As a result, the price of the common shares may be higher than the price that might otherwise exist in the open market.

        Neither we nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of our common shares. In addition, neither we nor any of the underwriters makes any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

Other Relationships

        We anticipate that from time to time some of the underwriters may act as brokers or dealers in connection with the execution of our portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters. Some of the underwriters and their affiliates have provided and may in the future provide various investment banking and financial advisory services from time to time to affiliates of the Advisor, for which services they have received, and may, in the future, receive customary fees.

        Prior to the public offering of our common shares, our Advisor has purchased 5,000 common shares from us for a purchase price of $20 each to satisfy the net worth requirements of Section 14(a) of the 1940 Act.

Business Address of Representatives

        The principal business address of RBC is One Liberty Plaza, New York, New York 10006. The principal business address of Oppenheimer is 125 Broad Street, New York, New York 10004.

CUSTODIAN AND TRANSFER AGENT

        Our custodian is State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111. Our custodian performs custodial, fund accounting and portfolio accounting services for us. Our Transfer Agent is Wells Fargo Bank, N.A., Shareowner Services, P.O. Box 64854, St. Paul, Minnesota 55164-0854.

LEGAL MATTERS

        Certain legal matters in connection with our common shares will be passed upon for us by Sullivan & Worcester LLP. Sullivan & Worcester LLP also acts as legal counsel to our Advisor, Reit Management and their affiliates.

        Certain legal matters will be passed upon for the underwriters by Goodwin Procter LLP, Boston, Massachusetts.

Shares

Common Shares

PRICE $20.00 PER SHARE

RMR Dividend Capture Fund

RBC Capital Markets		Oppenheimer & Co.
Robert W. Baird & Co.	Comerica Securities, Inc.	Ferris, Baker Watts Incorporated
Janney Montgomery Scott LLC		Morgan Keegan & Company, Inc.
Sterne, Agee & Leach, Inc.		Stifel Nicolaus

P R O S P E C T U S

December     , 2007

STATEMENT OF ADDITIONAL INFORMATION

RMR DIVIDEND CAPTURE FUND

400 CENTRE STREET, NEWTON, MASSACHUSETTS 02458

(617) 332-9530

The information in this Statement of Additional Information is not complete and may be changed. We may not sell securities until a registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy securities in any state where the offer or sale is not permitted.

This Statement of Additional Information, or SAI, is not a prospectus, but should be read in conjunction with the prospectus of RMR Dividend Capture Fund, dated December     , 2007, as supplemented from time to time. This SAI is incorporated by reference in its entirety into the prospectus. You may request a free copy of the SAI or our semi-annual or annual reports by calling us at 1-866-790-8165 (toll free) or 1-617-332-9530 or by writing to us. You can get the same information free from the Securities and Exchange Commission's, or the SEC's, website at www.sec.gov, or after this offering at our website at www.rmrfunds.com.

This SAI is dated December     , 2007.

SUBJECT TO COMPLETION, DATED DECEMBER 17, 2007

GENERAL INFORMATION	1
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RESTRICTIONS	1
MANAGEMENT OF THE FUND	14
COMPENSATION OF TRUSTEES	24
ADMINISTRATIVE SERVICES	25
CODE OF ETHICS	26
PROXY VOTING POLICIES AND PROCEDURES	26
PRIVACY POLICY	27
PORTFOLIO TRANSACTIONS AND BROKERAGE	27
TAX MATTERS	28
EXPERTS	35
ADDITIONAL INFORMATION	35
FINANCIAL STATEMENT	36
APPENDIX A—DESCRIPTION OF RATINGS	A-1

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GENERAL INFORMATION

        RMR Dividend Capture Fund, or "we", "us", "our" or the "Fund", is a newly organized, non-diversified, closed end management investment company organized as a Massachusetts business trust. The information contained in this SAI supplements our prospectus. Terms used but not defined in this SAI have the same meaning as in the prospectus. You should not invest in our shares before first reading our prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RESTRICTIONS

        Our material investment objectives, restrictions, policies and techniques are described in our prospectus. We have also adopted other policies and investment restrictions, as described below. Except as specifically stated, our investment restrictions, policies and techniques are not fundamental and may be changed by our board of trustees without the approval of our shareholders. Our investment objectives are fundamental policies and cannot be changed without a vote of our shareholders.

        We seek to achieve our investment objectives by investing directly in the common securities of domestic real estate investment trusts, or REITs, and closed end management investment companies, or Portfolio Funds, that pay regular dividends. We will employ a dividend capture investment strategy and, accordingly, at different times we may invest a large majority of our managed assets in the common securities of either REITs or Portfolio Funds. Set forth below is investment information which supplements some of the discussion in the prospectus as well as describes additional investments that we and the Portfolio Funds may make.

REIT Investments

        We will invest in REITs. A REIT is a company that primarily owns income producing real estate or real estate mortgages. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a result, REITs tend to pay higher distributions than other types of companies. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs may also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. At this time, we expect to focus our REIT investments solely in equity REITs. Some Portfolio Funds may also invest in REITs.

Portfolio Funds Investments

        We will invest in closed end management investment companies. Closed end management investment companies combine shareholders' funds for investment in a variety of securities, including equity securities, debt securities and money market instruments. A closed end management investment company may invest primarily in a particular type of security, a particular industry or a mix of securities and industries. A closed end management investment company is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. At this time, we expect to focus our investments primarily in Portfolio Funds that earn and pay regular dividends by investing

1

in fixed and floating rate debt and preferred securities, by investing in domestic and international equity securities, by investing in real estate companies and by using income generating strategies such as covered call option writing. We do not currently expect to invest in Portfolio Funds which invest in real estate mortgages, including high risk or subprime mortgages.

        The Portfolio Funds in which we will invest will be managed by unaffiliated third party advisers. Since we intend to invest a significant portion of our managed assets in the common securities of Portfolio Funds, our performance will be directly related to the ability of the Portfolio Funds to meet their respective investment objectives as well as our Advisor's allocation among the Portfolio Funds. Accordingly, our investment performance will be influenced by the investment strategies and risks associated with the Portfolio Funds in direct proportion to the amount of our managed assets allocated to the Portfolio Funds utilizing such strategies. Although the risks involved in the investments below describe how such risks apply to us, they may also apply to the Portfolio Funds' investments.

        Our investments in Portfolio Funds are limited by provisions of the Investment Company Act of 1940, or the 1940 Act, that limit the amount we can invest in any one Portfolio Fund to 3% of the Portfolio Fund's total outstanding stock. As a result, we may hold a smaller position in a Portfolio Fund than if we were not subject to this restriction. To comply with provisions of the 1940 Act, on any matter upon which Portfolio Fund stockholders are solicited to vote, our Advisor will vote Portfolio Fund shares in the same general proportion as shares held by other stockholders of the Portfolio Fund. In addition to the fees directly associated with an investment in us, you will indirectly bear the fees of the Portfolio Funds in which we invest.

Common Securities

        We will invest in common securities. Common securities represent the equity ownership of a company. Common shareholders generally elect directors and are entitled to vote on the issuing company's major transactions. Common shareholders generally have no entitlement to distributions, but they receive distributions when and as declared by boards of directors or boards of trustees. Our Advisor will evaluate a number of factors in deciding whether to invest in common shares of REITs or Portfolio Funds. These factors will include the financial condition of those REITs and Portfolio Funds, the segment of the market in which the REITs and Portfolio Funds do business or the types of investments on which the REITs and Portfolio Funds focus, the economic and market conditions affecting the REITs and Portfolio Funds, the REITs' and Portfolio Funds' growth potential, the security of the REITs' and Portfolio Funds' current common share distributions, the potential for increases in the common share distributions and our Advisor's assessment of the quality of the REITs' and Portfolio Funds' management.

        Some Portfolio Funds may also invest in common securities.

Preferred Securities

        We may invest in preferred securities. Preferred securities have some or all of the following characteristics:

  •
  Preferred securities accrue fixed or floating rate distributions at regular intervals.

  •
  The payment of preferred securities distributions is sometimes guaranteed by the issuers' parent companies.

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  •
  Preferred securities have a senior claim upon issuers' earnings over common shares. That means that common share distributions cannot be paid unless all accrued preferred securities distributions have been paid or reserved for payment.

  •
  Preferred securities generally have a stated liquidation value.

  •
  Preferred securities have a senior claim to issuers' assets over common shares. That means that common shareholders cannot receive any liquidating distribution of issuers' assets until after the liquidation value of outstanding preferred shares plus all accrued distributions on preferred securities are paid.

  •
  Some preferred securities permit holders to convert or exchange the preferred securities for other securities, usually common shares of the same issuer, pursuant to formulas.

  •
  Preferred securities either have no maturity or an extended maturity of 25 years or more after which they are required to be redeemed by issuers.

  •
  Issuers are usually permitted to redeem preferred securities by paying the liquidation values plus all accrued distributions after certain times or upon the occurrence of certain events.

  •
  Some preferred securities permit issuers to redeem the securities by exchanging them for other securities, usually the issuers' common shares or notes.

  •
  Preferred securities typically permit issuers to defer payment of accrued distributions for extended periods, usually between one and five years, without triggering events of default which would permit preferred shareholders to demand payments.

  •
  Some preferred securities permit issuers to pay distributions with additional preferred securities or with other types of securities.

  •
  Preferred securities usually have no or limited voting rights for the election of directors or other matters.

  •
  Some, but not all, preferred securities are rated by national ratings agencies such as Moody's, S&P or Fitch, regarding the likelihood that distributions will be timely paid and whether other terms regarding redemption, etc., will be satisfied.

  •
  Some, but not all, preferred securities are listed on securities exchanges such as the New York Stock Exchange, or NYSE, or the AMEX. However, some preferred securities, including some which are listed on the NYSE or AMEX, have very limited trading liquidity. Among other transactions, our Advisor may aggregate securities orders for us and other clients, as described below in "Portfolio Transactions and Brokerage", which could further limit our purchase or sale of securities with limited liquidity.

        The preferred securities in which we may invest are generally divisible into four sub-categories:

  (1)
  REIT Preferred Securities. Preferred securities issued by companies which generally do not pay income taxes typically have the same characteristics as other preferred securities, but any distributions we receive and pass through to you usually will be taxed federally as a combination of ordinary and capital gains income.

  (2)
  Ordinary Preferred Securities. Generally, ordinary preferred securities are issued by taxable companies and distributions received on these securities are "qualified dividend

3

    income" taxable as QDI at a reduced federal rate of 15%. In the event we were to own ordinary preferred shares, a portion of the distributions we would make to you might be taxed at this reduced federal rate, if both we and you meet the applicable holding period requirements. See "Tax Matters".

  (3)
  Trust Preferred Securities. Generally these securities are issued by a single purpose subsidiary of a parent public company. Payments of distributions on, or redemption of, the trust preferred securities are not direct obligations of the parent company, but these payments are usually directly or indirectly guaranteed by the parent company. At the time the issuer entity sells trust preferred securities to investors, it purchases subordinated debt of the parent guarantor with payment terms similar to the terms of the trust preferred securities. Under the Internal Revenue Code of 1986, as amended, or the Code, the interest paid by the parent guarantor is tax deductible by that entity; as the owner of trust preferred securities we will be treated for tax purposes as owning beneficial interests in subordinated debt and trust preferred distributions we receive and pass through to you will be treated as interest, or ordinary income, and not as "qualified dividend income".

        Many investment banks that have arranged for the sale of trust preferred securities have referred to them by names that include, but are not limited to, trust originated preferred securities ("TOPrS"); monthly income preferred securities ("MIPS"); quarterly interest bonds ("QUIBS"); quarterly income debt securities ("QUIDS"); quarterly income preferred securities ("QUIPS"); corporate-backed trust securities ("CorTS"); and public income notes ("PINES"). TOPrS is a registered service mark owned by Merrill Lynch & Co., Inc. MIPS, QUIDS and QUIPS are registered service marks owned by Goldman Sachs Co. QUIBS is a registered service mark owned by Morgan Stanley. CorTS and PINES are registered service marks owned by Citigroup Global Markets, Inc.

  (4)
  Convertible Preferred Securities. The convertible preferred securities in which we may invest may have many of the characteristics of ordinary preferred securities, trust preferred securities or REIT preferred securities, except these securities may be exchangeable for other securities, usually common shares of the same issuers.

        Some Portfolio Funds may also invest in preferred securities.

U.S. Government Obligations

        We may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. These include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their face value, and may exhibit greater price volatility than interest bearing securities since investors receive no payment until maturity. U.S. Government agencies and instrumentalities include entities having varying levels of support from the U.S. Treasury; sometimes these entities are: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iv) supported only by the credit of the instrumentality chartered by the U.S. Government.

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        Some Portfolio Funds may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Cash Reserves

        We may hold cash reserves for defensive reasons or to provide sufficient flexibility to take advantage of new opportunities for investments and for other reasons, and we may invest such reserves in money market instruments.

        Money market instruments in which we may invest include U.S. Government obligations which are subject to repurchase agreements. Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Other acceptable money market instruments include commercial paper rated investment grade by any one NRSRO, such as Moody's, S&P or Fitch, certificates of deposit or bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

        Some Portfolio Funds may also hold cash reserves and invest those reserves in similar money market instruments.

Repurchase Agreements

        We may enter into repurchase agreements. A repurchase agreement requires us to purchase securities subject to our simultaneous agreement to resell and redeliver these securities to a counterparty, who agrees to buy the securities from us at a fixed price and future time. Repurchase agreements may be considered loans to the counterparty, collateralized by the underlying securities. If we enter into a repurchase agreement, our Advisor will evaluate and monitor the creditworthiness of the vendor. The principal risk to us in investing in repurchase agreements is that the counterparty becomes unable to pay the agreed upon sum on the repurchase date; in the event of a default, the repurchase agreement provides us the right to sell the underlying collateral. If the value of the collateral declines after we enter a repurchase agreement, or if the seller defaults, we could incur a loss of both principal and interest. Our Advisor monitors the value of the repurchase agreement collateral in an effort to determine that the value of the collateral at least equals the agreed upon repurchase price to be paid to us. Our right to sell the repurchase agreement collateral after a counterparty default could be delayed or impaired in the event of bankruptcy of the counterparty.

        Some Portfolio Funds may also enter into repurchase agreements.

Futures Contracts and Options on Futures Contracts

        We may contract for the purchase or sale with future delivery ("futures contracts") of securities, aggregates of debt securities, currencies and financial indices, and options thereon in connection with our hedging and other risk management strategies. We will enter futures contracts only for bona fide hedging, risk management and other appropriate portfolio management purposes. Our futures contracts, if any, will be in accord with the rules and regulations of the Commodity Futures Trading Commission.

        We have claimed an exclusion from the status as a "commodity pool operator" under the Commodity Exchange Act. Accordingly, we are not subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

5

        The principal risks to us relating to the use of futures contracts principally arise from changes in the market value of the instruments underlying the futures contract, possible lack of a liquid market for closing out or selling a futures contract position and the possibility that a futures contract will give rise to an obligation of the Fund to meet margin, collateral or other payment requirements.

        Some Portfolio Funds may also enter futures contracts and options on futures contracts.

Illiquid Securities

        We may invest in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits and certain restricted securities not deemed by our board of trustees to be liquid. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered to be illiquid or not readily marketable and, therefore, are not subject to this limit. Our inability to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair our ability to raise cash for investment or other purposes. The liquidity of securities purchased by us which are eligible for resale pursuant to Rule 144A will be monitored by our Advisor, subject to the oversight of our trustees.

        Some Portfolio Funds may also purchase illiquid securities and other securities which are not readily marketable.

Short Sales

        We may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, we own at least an equal amount of the securities sold short or own preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box", may be entered into by us to, for example, lock in a sale price for a security we do not wish to sell immediately.

        We may also make short sales of a security we do not own, in anticipation of a decline in the market value of that security. To complete such a transaction, we must borrow the security to make delivery to the buyer. We are then obligated to replace the borrowed security at a future date. The price at such time may be more or less than the price at which we sold the security. Until the borrowed security is replaced, we are required to pay the security's owner any dividends or interest which are paid or accrued during the period of the loan. To borrow the security, we also may be required to pay a premium. Until we replace a borrowed security, we will segregate an amount of cash or other liquid assets with our custodian such that the amount segregated plus any amount deposited with the broker as collateral will (i) equal the current value of the security sold short and (ii) not be less than the market value of the security at the time it was sold short. We will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which we replace the borrowed security. We will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest we may be required to pay in connection with a short sale. No more than 5% of our managed assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

6

        Some Portfolio Funds may also enter into "short sale" of securities arrangements.

Fixed Income Securities

        Some Portfolio Funds may invest in fixed income securities. These securities may pay fixed, variable or floating rates of interest. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk).

        The Portfolio Funds may invest in investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical ratings organization, or NRSRO, in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by a Portfolio Fund's manager to be of comparable quality.

        Although we do not expect it to represent a significant amount of a Portfolio Fund's investments, some Portfolio Funds may invest in non-investment grade debt securities. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default.

        Variable and Floating Rate Securities.    Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate.

        High Yield-Lower Rated Securities.    Although we do not expect it to represent a significant amount of a Portfolio Fund's investments, some Portfolio Funds may invest in high yield-lower rated securities. Higher yielding (and, therefore, higher risk) securities may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for a Portfolio Fund to sell certain securities or could result in lower prices than those used in calculating the Portfolio Fund's net asset value. Higher yielding securities also may be particularly susceptible to economic downturns.

        An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that an economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

        Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate change than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the

7

Portfolio Fund's relative share price volatility. The ratings of the NRSROs represent their opinions as to the quality of the obligations which they undertake to rate. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio Funds will rely on the judgment, analysis and experience of their managers in evaluating the creditworthiness of an issuer.

        Because there is no established retail secondary market for many higher yielding securities, we anticipate that such securities held by the Portfolio Funds could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Portfolio Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio Fund to obtain accurate market quotations for purposes of valuing the Portfolio Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

        Companies that issue certain higher yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leverage issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

Convertible Securities

        Some Portfolio Funds may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value), either at a stated price or stated rate. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically are considered to be lower quality than similar non-convertible securities.

        Although to a lesser extent than with fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock

8

declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

        Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income, because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yield than non-convertible securities of similar quality because of the potential for capital appreciation.

Special Investment Instruments and Techniques

        Some Portfolio Funds may utilize a variety of special investment instruments and techniques (described below) to hedge against various risks (such as changes in currency rates or other factors that affect security values) or for non-hedging purposes to pursue our investment objectives. These techniques may be executed through derivative transactions.

        The instruments used and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of the special investment instruments and techniques that may be used are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions to pursue investment objectives.

Call and Put Options on Individual Securities

        Some Portfolio Funds may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option.

        A covered call option written by a Portfolio Fund is a call option with respect to which it owns the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option written by a Portfolio Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Portfolio Fund's books or with its custodian to fulfill the obligation undertaken. The sale of such an option exposes a Portfolio Fund during the term of the option to a decline in price of the underlying security while depriving the Portfolio Fund of the opportunity to invest the segregated assets.

        Some Portfolio Funds may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has

9

previously written on the security. A Portfolio Fund will realize a gain or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund would ordinarily make a similar "closing sale transaction", which involves liquidating its position by selling the option previously purchased, although it would be entitled to exercise the option should the Portfolio Fund deem it advantageous to do so. Some Portfolio Funds may also invest in so-called "synthetic" options or other derivative instruments written by broker-dealers.

        Option transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, a Portfolio Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. These options may also be illiquid and, in such cases, a Portfolio Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by us may also include options on baskets of specific securities.

Call and Put Options on Securities Indices

        Some Portfolio Funds may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue investment strategies and investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options for hedging purposes will depend upon the extent to which price movements in a Portfolio Fund's investment in shares of a company correlate with price movements of the stock index selected. Because the value of an index option depends upon movement in the level of the index rather than the price of a particular stock, whether a Portfolio Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movement in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movement in the price of a particular stock. Accordingly, successful use of options on stock indices will be subject to predicting correctly movement in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Additional Derivative Transactions

        Some Portfolio Funds may take advantage of opportunities in the area of swaps, options on various underlying instruments, swaptions and certain other customized derivative instruments. In addition, Portfolio Funds may take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or which are currently not available, but which may be developed, to the extent such opportunities are both consistent with a Portfolio Fund's investment strategy and investment objectives and legally permissible. Special risks may apply to instruments that are invested in by a Portfolio Fund in the future, which risks cannot be determined at this time or until such instruments are developed or invested in.

        A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional", amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease a Portfolio Fund's investment

10

exposure to the particular interest rate, currency, commodity or equity involved. A swaption is an option entitling one party to enter into a swap agreement with the counterparty. In addition to swaps and swaptions, a Portfolio Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk. In addition, swaps and other derivatives can involve significant economic leverage and may, in some cases, involve significant risk of loss.

Foreign Securities

        Some Portfolio Funds may invest in securities denominated in currencies other than the U.S. dollar or traded on a non-U.S. stock exchange. These securities may subject us to additional investment risks which may not be present in U.S. dollar denominated securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their value. There may be less information publicly available about foreign securities than about U.S. securities, because issuers of foreign securities may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in foreign securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of foreign securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding or income taxes on dividends, interest or capital gains, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

        Foreign stock markets are generally less developed, less efficient, more volatile and have substantially less volume than U.S. markets. Foreign securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses.

        The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although a Portfolio Fund may invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

        Foreign brokerage commissions, custodial expenses and other fees are also generally higher for foreign securities than for securities traded in the U.S. Consequently, a Portfolio Fund's overall expense ratio may increase if it were to invest in foreign securities.

11

        Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

        Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the United States and developed foreign markets.

Investment Restrictions

        We have adopted investment restrictions limiting our activities. Specifically, we:

  1.
  will not issue senior securities (including borrowing money for other than temporary purposes) except in conformity with the limits of the 1940 Act; or pledge our assets other than to secure such issuances or borrowings or in connection with permitted investment strategies;

  2.
  will not borrow in excess of 33 1/3% of our total assets (including the amount of borrowings) minus liabilities (other than the amount of borrowings), except that we may borrow up to an additional 5% of our total assets for temporary purposes;

  3.
  will not act as an underwriter of securities issued by other persons, except insofar as we may be deemed an underwriter in connection with the disposition of securities;

  4.
  will not purchase or sell real estate, except that we or the Portfolio Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business, including U.S. and foreign REITs, and securities secured by real estate or such interests and we may hold and sell real estate or mortgages on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of our or a Portfolio Fund's ownership of such securities;

  5.
  will not purchase or sell commodities or commodities contracts but we may purchase or sell financial contracts including, but not limited to, interest rate or currency hedges;

  6.
  will not originate loans to other persons except by the lending of our securities, through the use of repurchase agreements and by the purchase of debt securities;

  7.
  will make investments that will result in concentration (25% or more of the value of our investments) in the securities of companies primarily engaged in the real estate industry and not in other industries; provided, however, this does not limit our investments in (i) U.S. Government obligations, or (ii) other obligations issued by governments or political subdivisions of governments;

  8.
  will invest, under normal market conditions, at least 80% of the value of our managed assets in securities that pay dividends or other income unless we provide our shareholders with at least 60 days' prior written notice in compliance with SEC rules;

  9.
  will not invest in puts, calls, straddles, spreads or any combination thereof, representing more than 10% of our managed assets;

  10.
  will not enter into short sales representing more than 5% of our managed assets; and

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  11.
  will not invest in oil, gas or other mineral exploration programs, development programs or leases, except that we may purchase securities of companies engaging in whole or in part in such activities.

        Policies numbered 1 through 7, above, are fundamental policies of ours. A fundamental policy may not be changed without the vote of a majority of our outstanding voting securities, as defined under the 1940 Act. Unless the definition is changed by amendment to the 1940 Act, "majority of the outstanding voting securities" means the lesser of (1) 67% or more of the voting shares present at a meeting of our shareholders, if the holders of more than 50% of our outstanding shares are present or represented by proxy, or (2) more than 50% of our outstanding voting shares. Our non-fundamental policies may be changed by our board of trustees. For purposes of policy number 7, the Portfolio Funds are not considered part of an industry. We may invest in Portfolio Funds that may concentrate their assets in one or more industries. Our investments in Portfolio Funds will be aggregated for purposes of determining whether our investments are concentrated in a particular industry.

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MANAGEMENT OF THE FUND

        The overall management of our business and affairs is the responsibility of our board of trustees. Our board of trustees is classified with respect to trustees terms into three classes—Class I, Class II and Class III—with the trustees in each Class to hold office until their successors are elected and qualified. Each member of our board of trustees in Class I will hold office until the annual meeting of shareholders in 2008, each member of the board of trustees in Class II will hold office until the annual meeting of shareholders in 2009, and each member of the board of trustees in Class III will hold office until the annual meeting of shareholders in 2010. At each annual meeting of the shareholders, the successors to the class of trustees whose term expires at that meeting will be elected to hold office for a term expiring at the later of the annual meeting of shareholders held in the third year following the year of their election or the election and qualification of their successors. The terms of our trustees are staggered, but election of our trustees is non-cumulative.

        Our agreement and declaration of trust, or declaration of trust, requires compliance with certain procedures for a shareholder to properly make a nomination for election to the board or to propose other business for the Fund. If a shareholder who is entitled to do so under our declaration of trust wishes to nominate a person or persons for election to the board or propose other business for the Fund, that shareholder must provide a written notice to our Secretary at 400 Centre Street, Newton, MA 02458 and comply with the other provisions in our declaration of trust concerning the requirements for shareholder nominations and proposals. To be timely, a notice with respect to our 2008 annual meeting must be delivered to our Secretary not later than the close of business on December 31, 2007.

        Holders of a plurality of our common shares and, if outstanding, our preferred shares, voting separately (unless our trustees determine that separate voting is not appropriate or is not required by applicable law or the rules of any stock exchange on which our shares are listed), will elect trustees to fill the vacancies of trustees whose term expires at each annual meeting of shareholders. If we have preferred shares outstanding, fund preferred shareholders will also be entitled to elect two trustees. Fund preferred shareholders will be entitled to elect a majority of our trustees under certain circumstances.

        Our trustees will meet periodically throughout the year to oversee our activities reviewing, among other things, our performance and the contractual engagements with our various service providers. Management of our day to day operations is delegated to our officers and our Advisor, subject always to our investment objectives and policies and to the general supervision of our board of trustees.

Trustees and Officers

        Our trustees and officers, their ages, and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 400 Centre Street, Newton, Massachusetts 02458. Each trustee who is deemed an "interested person" as defined in the 1940 Act is indicated by an asterisk. Each trustee who is not an "interested person" as defined in the 1940 Act is referred to as a "disinterested trustee".

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Interested Trustees

Name, (Age)	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
Barry M. Portnoy* (62)	Class III Trustee to serve until 2010. June 2007 to present.	Chairman of Reit Management & Research LLC — 1986 to present;
Director and Vice President of our Advisor — 2002 to present;
Trustee of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present;
Portfolio Manager of RMR Real Estate Fund, RMR F.I.R.E. Fund, RMR Hospitality and Real Estate Fund and RMR Preferred Dividend Fund — inception to present;
Managing Director of Five Star Quality Care, Inc. — 2001 to present;
Managing Director of TravelCenters of America LLC — January 2007 to present;
Managing Trustee of Senior Housing Properties Trust — 1999 to present;
Managing Trustee of Hospitality Properties Trust 1995 to present;
		Managing Trustee of HRPT Properties Trust — 1986 to present.	7

15

Gerard M. Martin** (73)	Class II Trustee to serve until 2009. June 2007 to present.	Director of Reit Management — 1986 to present; Director and Vice President of our Advisor — 2002 to present; Trustee of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present; Managing Director of Five Star — 2001 to present.	7

*
Mr. Portnoy is an "interested person" of the Fund as defined by the 1940 Act because he is an owner, a director and officer of our Advisor.

**
Mr. Martin is an "interested person" of the Fund as defined by the 1940 Act because he was an owner and is a director and officer of our Advisor.

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Disinterested Trustees

Name, (Age)	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
John L. Harrington (71)	Class I Trustee to serve until 2008. July 2007 to present.	Trustee of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present;
Chairman of the Board and trustee of the Yawkey Foundation (a charitable trust) — 2002 to 2003 and 2007 to present;
President, Executive Director and trustee of Yawkey Foundation — 1982 to 2006;
Trustee of the JRY Trust — 1982 to present;
Principal of Bingham McCutchen Sports Consulting LLC — 2007 to present;
Chief Executive Officer and General Partner of the Boston Red Sox Baseball Club — 1973 to 2001;
President of Boston Trust Management Corp. — 1981 to 2006;
Trustee of Hospitality Properties Trust — 1995 to present;
Director of Five Star Quality Care, Inc. — 2001 to 2003;
		Trustee of Senior Housing Properties Trust — 1999 to present.	7

17

Frank J. Bailey (52)	Class II Trustee to serve until 2009. July 2007 to present.	Trustee of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present; Partner in the Boston law firm of Sherin and Lodgen LLP — 1988 to present; Trustee of Hospitality Properties Trust — 2003 to present; Trustee of Senior Housing Properties Trust — 2002 to present; Director of Appleseed Foundation, Washington, D.C. — 1997 to present.	7
Arthur G. Koumantzelis (77)	Class III Trustee to serve until 2010. July 2007 to present.
Trustee of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present;
President and Chief Executive Officer of AGK Associates LLC — 2007 to present;
President and Chief Executive Officer of Gainesborough Investments LLC — 1998 to 2007;
Trustee of Hospitality Properties Trust — 1995 to 2007;
Director of Five Star Quality Care, Inc. — 2001 to present;
Director of TravelCenters of America LLC — January 2007 to present;
		Trustee of Senior Housing Properties Trust — 1999 to 2003.	7

18

Executive Officers

Name, Age	Position Held with the Fund and Term of Office	Principal Occupation(s) During Past 5 years
Adam D. Portnoy (37)	President. June 2007 to present.	President and Chief Executive Officer of Reit Management — 2006 to present;
Vice President of Reit Management — 2003 to 2006;
President of our Advisor — May 2007 to present;
Vice President of our Advisor — 2003 to May 2007;
President of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — May 2007 to present;
Portfolio Manager of RMR Real Estate Fund, RMR F.I.R.E. Fund, RMR Hospitality and Real Estate Fund and RMR Preferred Dividend Fund — 2007 to present;
Vice President of RMR Real Estate Fund (2004 to May 2007), RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund and RMR Asia Pacific Real Estate Fund — inception to May 2007;
Vice President of RMR Asia Real Estate Fund — January 2007 to May 2007;
Managing Trustee of HRPT Properties — 2006 to present;
Executive Vice President of HRPT Properties — 2003 to 2006;
Managing Trustee of Hospitality Properties Trust — January 2007 to present;
Managing Trustee of Senior Housing Properties Trust —
Senior Investment Officer, International Finance Corporation — 2001 to 2003;
Adam D. Portnoy is the son of our trustee, Barry M. Portnoy.

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Fernando Diaz (39)	Vice President. June 2007 to present.
Vice President of our Advisor — May 2007 to present;
Vice President of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — May 2007 to present;
Portfolio manager of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund — May 2007 to present;
Senior REIT analyst and assistant portfolio manager, GID Securities, LLC — 2006 to May 2007;
Senior REIT analyst and assistant portfolio manager, SSgA/The Tuckerman Group — 2001 to 2006.
Mark L. Kleifges (47)	Treasurer. June 2007 to present.
Senior Vice President of Reit Management — 2006 to present;
Vice President of Reit Management — 2002 to 2006;
Treasurer of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present;
Treasurer of our Advisor — 2004 to present;
Vice President of our Advisor — 2003 to 2004;
Treasurer and Chief Financial Officer, Hospitality Properties — 2002 to present;
Partner, Arthur Andersen LLP — 1993 to 2002.
Karen Jacoppo-Wood (40)	Vice President. June 2007 to present.
Vice President of our Advisor — May 2007 to present;
Vice President of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — May 2007 to present;
Vice President and Managing Counsel, State Street Bank and Trust Company — 2006 to April 2007;
Counsel, Pioneer Investment Management, Inc. — 2004 to 2006;
Vice President and Counsel, State Street Bank and Trust Company — 2002 to 2004;
Counsel, BISYS Funds Distributor, Inc. — 1997 to 2002.

20

John C. Popeo (47)	Vice President. June 2007 to present.
Senior Vice President of Reit Management — 2006 to present;
Treasurer of Reit Management — 1997 to present;
Vice President of Reit Management — 1999 to 2006;
Vice President of our Advisor — 2004 to present;
Treasurer of our Advisor — 2002 to 2004;
Vice President of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present;
Treasurer and Chief Financial Officer of HRPT Properties — 1997 to present.
Jennifer B. Clark (46)	Secretary. June 2007 to present.
Senior Vice President of Reit Management — 2006 to present;
Vice President of Reit Management — 1999 to 2006;
Secretary of our Advisor and secretary of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund, RMR Asia Pacific Real Estate Fund and RMR Asia Real Estate Fund — inception to present;
Senior Vice President of HRPT Properties — 1999 to present.

21

William J. Sheehan (63)	Chief Compliance Officer and Director of Internal Audit. July 2007 to present.
Director of Internal Audit of RMR Funds and Chief Compliance Officer of RMR Funds and of RMR Advisors — 2004 to present;
Director of Internal Audit of HRPT Properties Trust, Hospitality Properties Trust, Senior Housing Properties Trust and Five Star Quality Care, Inc. — 2003 to present;
Director of Internal Audit of TravelCenters of America LLC — 2007 to present;
Trustee of Hospitality Properties Trust — 1995 to 2003;
Executive Vice President, Ian Schrager Hotels LLC — 1999 to 2003.

        Our executive officers are not compensated by the Fund. After the initial public offering of our common shares, each of our executive officers will be elected at the meeting of our board of trustees immediately following each annual meeting of our shareholders. All our executive officers serve at the discretion of our board of trustees.

Committees of the Board

        We have an Audit Committee consisting of disinterested trustees. The Audit Committee's function is to assist the board's oversight of matters relating to: integrity of financial statements; legal and regulatory compliance; qualifications, independence, performance and fees of independent accountants; accounting, financial reporting and internal control processes; and the appointment, duties and compensation of internal audit personnel. The Audit Committee is directly responsible for the selection of independent accountants.

        We have a Nominating Committee and a Compensation Committee, each consisting of disinterested trustees. The function of the Nominating Committee is to recommend candidates for election to our board of trustees as disinterested trustees. The Nominating Committee considers nominations by shareholders as provided by our declaration of trust and bylaws. See "Certain Provisions of the Declaration of Trust" in the prospectus. The function of the Compensation Committee is to determine and review the fees paid to our disinterested trustees.

        We have a Valuation Committee consisting of Messrs. Barry M. Portnoy, Gerard M. Martin, Adam D. Portnoy, Mark L. Kleifges, Fernando Diaz and John C. Popeo, and the Advisor's personnel as are deemed necessary by these identified members from time to time. Our Valuation Committee determines the value of any of our securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Portfolio Managers

        OTHER ACCOUNTS MANAGED.    Our portfolio managers, Fernando Diaz, Adam D. Portnoy and Barry M. Portnoy, together manage four other registered investment companies. As of September 30, 2007, the aggregate total assets of these funds was approximately $330 million. Each fund pays an advisory fee to our Advisor solely on the basis of assets under management. None of our portfolio managers currently manage other pooled investment vehicles or other accounts.

22

        CONFLICTS OF INTEREST.    Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one fund. For example, a portfolio manager may identify a limited investment opportunity that may be appropriate for us as well as for other funds he manages. A conflict of interest also might arise where a portfolio manager has a larger personal investment in one fund than in another. A portfolio manager may purchase a particular security for one or more funds while selling the security for one or more other funds; this could have a detrimental effect on the price or volume of the securities purchased or sold by a fund. A portfolio manager might devote unequal time and attention to the funds he manages. Our Advisor believes that the risk of a material conflict of interest developing is limited because: (i) the funds are generally managed in a similar fashion; (ii) the Advisor has adopted policies requiring the equitable allocation of trade orders for a particular security among participating funds; and (iii) the advisory fee and portfolio managers' compensation are not affected by the amount of time required to manage each fund. As a result, our Advisor does not believe that any of these potential sources of conflicts of interest will affect the portfolio managers' professional judgment in managing the funds.

        COMPENSATION.    Messrs. Barry M. Portnoy and Adam D. Portnoy are the owners of our Advisor and, through December     , 2007, have not received a salary or other compensation from our Advisor except to the extent of their distributions from the Advisor and their interest in the Advisor's profits, if any.

        Our other portfolio manager, Mr. Diaz, is paid based upon the discretion of the board of directors of our Advisor. Our Advisor's board of directors consists of Messrs. Barry M. Portnoy, Gerard M. Martin and Adam D. Portnoy. Compensation of Mr. Diaz includes base salary, annual cash bonus and he has the opportunity to participate in other employee benefit plans available to all of the employees of the Advisor. The level of compensation is not based upon a formula with reference to fund performance or the value of fund assets; however these factors, among others, may be considered by individual directors of our Advisor. Other factors which may be considered in setting the compensation of the portfolio manager are his historical levels of compensation and levels of compensation paid for similar services or to persons with similar responsibilities in the market generally and in the geographic area where the Advisor is located. Mr. Diaz devotes a substantial majority of his business time to providing services as a portfolio manager or officer of our Advisor and funds managed by our Advisor. Messrs. Barry M. Portnoy and Adam D. Portnoy also receive compensation for their services to affiliates of our Advisor.

        OWNERSHIP OF SECURITIES OF THE FUND.    The following table sets forth, for each portfolio manager, the aggregate dollar range of our equity securities beneficially owned as of December 17, 2007.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund as of December 17, 2007
Fernando Diaz	None
Barry M. Portnoy	$50,000—$100,000(1)
Adam D. Portnoy	$50,000—$100,000(2)

(1)
5,000 common shares of the Fund are held indirectly by virtue of Mr. Barry M. Portnoy's ownership of our Advisor.

(2)
5,000 common shares of the Fund are held indirectly by virtue of Mr. Adam D. Portnoy's ownership of our Advisor.

23

TRUSTEE OWNERSHIP

        The following table sets forth, for each trustee, the aggregate dollar range of our equity securities beneficially owned as of December 31, 2006. The information as to beneficial ownership is based on statements furnished to us by each trustee.

Name of Trustee	Dollar Range of Equity Securities in the Fund as of December 17, 2007(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies as of December 31, 2006
Barry M. Portnoy	$50,000-$100,000(2)	Over $100,000
Gerard M. Martin	None	Over $100,000
John L. Harrington	None	Over $100,000
Frank J. Bailey	None	$1,001-$50,000
Arthur G. Koumantzelis	None	$1,001-$50,000

(1)
As of December 31, 2006, we were not in existence, and accordingly no trustees owned securities in the Fund.

(2)
5,000 common shares of the Fund are held indirectly by virtue of Mr. Portnoy's ownership of our Advisor.

Principal Shareholders

        Since our inception, and until completion of this offering, our Advisor, which is beneficially owned by Barry M. Portnoy and Adam D. Portnoy, owns 100% of our shares. To our knowledge, unless any of the officers or trustees purchase common shares in the offering, after completion of this offering, none of our trustees will own 1% or more of our outstanding common shares and our officers and trustees will own, as a group, less than 1% of our outstanding common shares.

        After completion of this offering, no person, to our knowledge, will own beneficially more than 5% of our common shares.

COMPENSATION OF TRUSTEES

        We expect to pay each trustee who is not an interested person an annual fee and a fee for attending trustees' meetings in person or by telephone, together with out of pocket expenses relating to attendance at such meetings. In addition, the trustee members of our Committees who are not interested persons will receive a fee for each Committee meeting attended, other than meetings held on days on which there is also a board of trustees' meeting or another Committee meeting for which they are paid. Trustee compensation may be adjusted from time to time. Our trustees receive no pension or retirement benefits from us.

        Because we were formed on June 14, 2007, during the year ended December 31, 2006, our trustees did not receive any compensation for serving as our trustees. Set forth in the table below is the compensation estimated to be paid to the trustees by the Fund for the period beginning June 14, 2007 and ending on December 31, 2007 and the amounts received by or owed to such

24

persons during the year ended December 31, 2006, for serving as trustees of RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund, RMR Preferred Dividend Fund and RMR Asia Pacific Real Estate Fund which are investment companies that are also managed by our Advisor. RMR Asia Real Estate Fund, an investment company that is also managed by our Advisor, commenced operations in May 2007.

Name of Trustee	Estimated Compensation from Fund for Current Fiscal Year	Total Compensation from Fund and Fund Complex as of December 31, 2006
Barry M. Portnoy	$0	$0
Gerard M. Martin	$0	$0
John L. Harrington	$3,850	$30,450
Frank J. Bailey	$3,850	$32,200
Arthur G. Koumantzelis	$3,850	$30,450

ADMINISTRATIVE SERVICES

        In addition to the Investment Advisory Agreement described in our prospectus, we have entered into an Administration Agreement with our Advisor. Pursuant to this Administration Agreement, our Advisor performs administrative and accounting functions for us, including: (i) providing office space, telephones, office equipment and supplies for us; (ii) authorizing expenditures and approving bills for payment on our behalf; (iii) supervising preparation of the periodic updating of our registration statement, including our prospectus and SAI, for the purpose of filings with the SEC and state securities regulators and monitoring and maintaining the effectiveness of such filings, as appropriate; (iv) preparation of periodic reports to our shareholders and filing of these reports with the SEC, and other forms filed with the SEC, notices of dividends, capital gains distributions and tax credits and attending to routine correspondence and other communications with shareholders; (v) supervising the daily pricing of our investment portfolio and the publication of the net asset value of our shares; (vi) supervising preparation of our earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to us, including our attorneys, accountants, custodian, transfer agent and printers; (viii) supervising compliance by us with our record keeping requirements under the 1940 Act and regulations thereunder; (ix) maintaining books and records for us (or causing their maintenance by our custodian and transfer agent); (x) preparing and filing of tax reports (or causing their preparation and filing by our accountants); and (xi) monitoring our compliance with the Code. Our Advisor also provides us with such personnel as we may from time to time request for the performance of clerical, accounting and other office services described above, as well as coordinating matters with our subadministrator, transfer agent, custodian and dividend reinvestment plan agent. The personnel rendering these services, who may act as our officers, may be employees of the Advisor or its affiliates.

        Pursuant to the Administration Agreement and with the approval of our board of trustees, our Advisor has chosen State Street Bank and Trust Company, or State Street, as subadministrator. Under the sub-administration agreement, State Street is responsible for performing most of the foregoing administrative functions, including: (i) determining our net asset value and preparing these figures for publication; (ii) maintaining certain of our books and records that are not maintained by the Advisor, custodian or transfer agent; (iii) preparing financial

25

information for our income tax returns, proxy statements, shareholders reports and SEC filings; and (iv) responding to some shareholder inquiries.

        For reviewing the work performed by State Street and for performing administrative services not provided by State Street, we do not pay our Advisor any fee in addition to its advisory fees. Instead, under our Administration Agreement, we reimburse our Advisor for its costs of these services, including the monthly fees paid to State Street which are described in the prospectus under its sub-administration agreement and a reasonable allocation of the costs of goods and services provided by our Advisor and its affiliates to us and to third parties.

CODE OF ETHICS

        We and our Advisor have adopted codes of ethics in compliance with Rule 17j-1 under the 1940 Act. These codes, among other things, restrict management personnel investments in certain securities, including investments in initial public offerings and in private placements. Generally, these restrictions prohibit management personnel and our trustees from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that, within the most recent 15 days, we had been considering for purchase or sale, or are purchasing or selling such security. Restricted investments generally require pre-approval by an officer, committee or our board of trustees as deemed appropriate by our board of trustees. Text only versions of the codes of ethics can be viewed online or downloaded from the EDGAR database on the SEC's internet web site at http://www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. In addition, copies of the codes of ethics may be obtained by forwarding a written request, together with the appropriate duplicating fee, to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549, or by e-mail request at publicinfo@sec.gov.

PROXY VOTING POLICES AND PROCEDURES

        We have adopted policies and procedures for voting proxies solicited by issuers whose securities are held by us. Our policies and procedures will be implemented by our Advisor. The vote with respect to most routine issues presented in proxy statements is expected to be cast in accordance with the position of the issuer's management, unless it is determined by our Advisor or our board of trustees that supporting management's position would adversely affect the investment merits of owning the issuer's security. However, each issue will be considered on its own merits, and a position of management found not to be in the best interests of our shareholders will not be supported.

        Proxies solicited by issuers whose securities are held by us will be voted solely in the interests of our shareholders. Any conflict of interest will be resolved in the way that will most benefit us and our shareholders. Our Advisor shall not vote proxies for us until it has determined that a conflict of interest does not exist, is not material or a method of resolving such conflict of interest has been agreed upon by the board of trustees. If the conflict of interest is determined to be material, the conflict shall be disclosed to the board of trustees and our Advisor will follow the instructions of the board of trustees.

        The actual voting records relating to the Fund's portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free 1-866-790-8165 or in the Fund's reports to be filed with the SEC and available on the SEC's

26

website at www.sec.gov and on the Fund's website, www.rmrfunds.com. In addition, a copy of the Fund's proxy voting policies and procedures is available by calling toll-free 1-866-790-8165 and will be sent within three business days of receipt of a request.

PRIVACY POLICY

        We are committed to maintaining your privacy and to safeguarding your nonpublic personal information.

        We do not receive any nonpublic personal information relating to you if you purchase shares through an intermediary that acts as the record owner of our shares. If you are the record owner of our shares, we may receive nonpublic personal information on your account documents or other forms and also have access to specific information regarding your fund share transactions, either directly or through Wells Fargo Bank, N.A., our Transfer Agent and Plan Agent.

        We do not disclose any nonpublic personal information about you or any former shareholders to anyone, except as permitted or required by law or as is necessary to service your account. We restrict access to nonpublic personal information about you to our Advisor, our Advisor's employees and other service providers with a legitimate business need for the information.

PORTFOLIO TRANSACTIONS AND BROKERAGE

        Subject to the supervision of our board of trustees, decisions to buy and sell securities for us and negotiation of the brokerage commissions which we pay are made by our Advisor. Transactions on U.S. stock exchanges and many foreign stock exchanges involve our payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over the counter market but the price we pay usually includes an undisclosed dealer commission or mark up. In certain instances, we may make purchases of underwritten issues at prices which include underwriting fees.

        Subject to the supervision of our board of trustees, our Advisor is authorized, for the purchase and sale of our portfolio securities, to employ such securities dealers and brokers and to negotiate brokerage commissions on our behalf as may, in the judgment of our Advisor, implement our policy of obtaining the best net results taking into account such factors as: the net price available; the reliability, integrity and financial condition of the broker; the size of and difficulty in executing the order; and the value of the expected contribution of the broker to our investment performance on a continuing basis. Accordingly, the cost of the brokerage commissions to us in any transaction may be greater than available from other brokers if the difference is reasonably justified by other aspects of the portfolio services offered. For example, our Advisor may cause us to pay a broker that provides research services to our Advisor an amount of commission for a transaction in excess of the amount of commission another broker would have charged for that transaction, if our Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or our Advisor's ongoing responsibilities to us. Moreover, research and investment information may be provided by brokers at no cost to our Advisor and this information will be available to benefit us and any other accounts advised by our Advisor and its affiliates. In that case, not all of the information will be used for our benefit. While broker provided services and information may be useful in varying degrees and may tend to reduce our Advisor's expenses, it is not possible to estimate its value and in the opinion of our Advisor it does not reduce our Advisor's expenses in a determinable amount.

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The extent to which our Advisor makes use of statistical, research and other services furnished by brokers is considered by our Advisor in the allocation of brokerage business, but there is no formula by which such business is allocated. Our Advisor may also take into account payments made by brokers effecting transactions for us to other persons on our behalf for services (such as custodial or professional fees).

        Investment decisions for us and any other entities which are or may become investment advisory clients of our Advisor are made independently of one another with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including us). Some securities considered for investment by us may also be appropriate for other clients served by our Advisor. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients served by our Advisor is considered at or about the same time, transactions in such securities will be allocated among us and clients in a manner deemed fair and reasonable by our Advisor. Our Advisor may aggregate orders for us with simultaneous transactions entered into on behalf of its other clients. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the clients involved. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. Although in some cases these arrangements may have a detrimental effect on the price or volume of the securities as to us, in other cases it is believed that our ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of our trustees that the desirability of our having our advisory arrangements with our Advisor outweighs any disadvantages that may result from contemporaneous transactions.

TAX MATTERS

        The following discussion summarizes certain U.S. federal income tax aspects concerning the Fund and the purchase, ownership and disposition of our shares. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes that you hold your shares as capital assets. This discussion is based on present provisions of the Code, related regulations, and existing judicial decisions and administrative pronouncements, all of which are subject to change or differing interpretations, possibly with retroactive effect. Prospective investors should consult their own tax advisers with regard to the U.S. federal income tax consequences of the purchase, ownership or disposition of our common shares, as well as tax consequences arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

        For purposes of this discussion, you will be considered a "U.S. Shareholder" if you beneficially own our shares and you are for U.S. federal income tax purposes one of the following:

  •
  a citizen or an individual resident of the United States;

  •
  a corporation (or other entity taxable as a corporation) created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

28

  •
  an estate the income of which is subject to U.S. federal income taxation regardless of its source; or

  •
  a trust if you (i) are subject to the primary supervision of a court within the United States and one or more U.S. persons have the authority to control all of your substantial decisions or (ii) have a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

        You will be considered a "Non-U.S. Shareholder" if you beneficially own our shares and you are not a U.S. Shareholder or a partnership or an entity or arrangement treated as a partnership for U.S. federal income tax purposes. If you are a partnership or other entity or arrangement treated as a partnership for U.S. federal income tax purposes, the U.S. federal income tax treatment of your partners generally will depend upon the status of such partners and your activities.

Taxation of the Fund

        We intend to elect to be treated and to qualify each taxable year for treatment as a regulated investment company, or RIC, under the Code. To qualify for this treatment, we must generally, among other things, satisfy the following requirements:

  •
  derive at least 90% of our gross income each taxable year from (1) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived from our investing in securities or those currencies and (2) interests in "qualified publicly traded partnerships" (as defined in the Code);

  •
  distribute with respect to each taxable year at least 90% of our investment company taxable income (consisting generally of net investment income, net short term capital gain and net gains from certain foreign currency transactions, if any, and determined without regard to any deduction for dividends paid) for that year; and

  •
  diversify our holdings so that, at the end of each quarter of each taxable year (1) at least 50% of the value of our total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to a value not greater than 5% of the value of our total assets and to not more than 10% of the issuer's outstanding voting securities, and (2) not more than 25% of the value of our total assets is invested in the securities (other than those of the U.S. Government or other RICs) of (a) any one issuer, (b) two or more issuers that we control (defined as owning 20% or more of the total combined voting power of all classes of stock entitled to vote) and are engaged in the same, similar or related trades or businesses or (c) any one or more "qualified publicly traded partnerships" (as defined in the Code).

        As a RIC, we generally will not be subject to U.S. federal income tax on income and gains we timely distribute to our shareholders (including capital gain dividends, as discussed below). If we fail to qualify for treatment as a RIC for any taxable year, we would be taxed at regular corporate rates on the full amount of our taxable income for that year without being able to deduct the distributions we make to our shareholders and our shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long term capital gain over net short term capital loss), as ordinary dividends to the extent of our earnings and profits. Generally,

29

under the current law and subject to certain limitations, these ordinary dividends would constitute qualified dividend income eligible for a lower rate of tax in the case of individual shareholders and would be eligible for the corporate dividends received deduction. In addition, we could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

        Generally, we intend to distribute at least annually to our shareholders all or substantially all of our investment company taxable income. Generally, we also will annually (1) distribute our net capital gain or (2) retain all or a portion of our net capital gain for investment. If we retain any investment company taxable income or any net capital gain, we will be subject to tax at regular corporate rates on the retained amount.

        To the extent we fail to distribute in a calendar year at least an amount equal to the sum of (1) 98% of our ordinary income for that year plus (2) 98% of our capital gain net income for the one year period generally ending October 31 of that year, we will be subject to a nondeductible 4% excise tax. For these purposes, we will be treated as having distributed any amount on which we pay U.S. federal income tax. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. We generally intend to make distributions sufficient to avoid the imposition of material excise tax.

        A distribution we pay to shareholders in January of any year generally will be deemed to have been paid on December 31 of the preceding year if the distribution is declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Tax Consequences of Certain of Our Investments

        NATURE OF FUND'S INVESTMENTS.    Certain of our investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long term capital gain into higher taxed short term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) or (vi) cause us to recognize income or gain without a corresponding receipt of cash.

        FOREIGN SECURITIES.    While we do not expect to invest directly in foreign corporations, some of the Portfolio Funds may do so. Dividend, interest and other income received on investments in foreign issuers will likely be subject to withholding taxes in the countries where those issuers reside. Although many foreign countries do not impose withholding or other tax requirements on capital gains in respect of investments by foreign investors, some do and some may implement taxes in the future. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. Foreign taxes withheld will reduce the yield on the underlying securities.

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        FOREIGN CURRENCY TRANSACTIONS.    Gains or losses attributable to fluctuations in exchange rates between the time a Portfolio Fund accrues income or an expense denominated in a foreign currency and the time the Portfolio Fund actually collects such income or pays such expense are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts, certain futures contracts, unlisted options and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Portfolio Fund's net investment income to be distributed to its shareholders, including us, as ordinary income.

        SECURITIES ISSUED OR PURCHASED AT A DISCOUNT.    We may acquire securities issued with original issue discount, or OID. As a holder of those securities, we must include in gross income the OID that accrues on them during the taxable year, even if we receive no corresponding payment on them during the year. Because we must distribute each year substantially all of our investment company taxable income, including any OID, to satisfy the RIC distribution requirement and avoid imposition of the excise tax as discussed above, we may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash we actually receive during such year. Those distributions will be made from our cash assets or from the proceeds of sales of our portfolio securities, if necessary. We may realize capital gains or losses from those sales, which would increase or decrease our investment company taxable income and/or net capital gain.

        SECURITIES WITH UNCERTAIN TAX TREATMENT.    Certain securities in which the Fund may invest are, or income from such securities is, subject to uncertain U.S. federal income tax treatment or recharacterization by the IRS. If the Fund encounters revised or recharacterized tax treatments, the timing or character of income recognized by the Fund may be affected and may compel portfolio changes that the Fund might not otherwise undertake to ensure compliance with the tax rules applicable to RICs under the Code.

Taxation of U.S. Shareholders

        The following discussion applies to you only if you are a U.S. Shareholder.

        DISTRIBUTIONS.    Distributions we make to you from our net realized long term capital gains, if any, that we designate as capital gains dividends ("capital gain dividends") are taxable as long term capital gains, regardless of how long you have held your shares. All other dividends we pay to you (including dividends from short term capital gains) from our current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

        Special rules apply to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010. If you are an individual, any such ordinary income dividend that you receive generally will be eligible for taxation at the rates applicable to long term capital gains (currently at a maximum rate of 15%) to the extent that: (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and qualified foreign corporations described below), (ii) we satisfy certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Dividends we receive from U.S. REITs generally will not be eligible for treatment as qualified dividend income. Qualified foreign corporations are corporations incorporated in a

31

U.S. possession or corporations that are eligible for benefits of a comprehensive income tax treaty with the United States that satisfies certain other requirements. In addition, a foreign corporation is treated as a qualified foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States.

        Qualified dividend income subject to these special rules is not actually treated as a capital gain, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

        We currently expect that a portion of the dividends we distribute to our shareholders will be eligible for the reduced maximum U.S. federal income tax rate on qualified dividend income received by individuals discussed above, and for the corporate dividends received deduction. No assurances can be given as to what portion of the dividends we distribute will constitute qualified dividend income or will be eligible for the corporate dividends received deduction. We seek to provide dividend income without regard to whether the dividends qualify for reduced federal income tax rates.

        The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

        If we make a distribution to you in excess of our current and accumulated earnings and profits, the excess distribution will be treated as a "return of capital" to the extent of your tax basis in our shares and thereafter as capital gain. A return of capital is not taxable, but it will reduce your tax basis in our shares, and therefore reduce any loss or increase any gain on a subsequent taxable disposition by you of our shares.

        We may designate all or a portion of any retained net capital gains as undistributed capital gains in a notice to you, and if we do so, you will (1) be required to include in your U.S. federal taxable income, as long term capital gain, your share of the retained amount and (2) be entitled to credit your proportionate share of the tax we paid on the retained amount against your U.S. federal income tax liability, if any, and to claim a refund to the extent the credit exceeds that liability. For U.S. federal income tax purposes, the tax basis in your shares would be increased by the difference between the retained capital gains included in your gross income and the tax credit claimed by you under clause (2) of the preceding sentence.

        We will notify you each year as to the U.S. federal tax status of our distributions to you.

        SALE OR REDEMPTION OF SHARES.    Your sale or other disposition of our common shares may give rise to a taxable gain or loss equal to the difference between the amount realized and your adjusted basis in those shares. In general, any gain or loss realized on a taxable disposition of shares will be treated as long term capital gain or loss if the shares have been held for more than 12 months. If, however, you sell shares at a loss within six months of their purchase, that loss will be treated as long term, rather than short term, to the extent of any capital gain dividends you received (or your share of any retained capital gains designated) with respect to the shares. All or a portion of any loss realized on a taxable disposition of our common shares will be disallowed to the extent other shares in the Fund are purchased within 30 days before or after the disposition. In that case, the basis in the newly purchased shares will be adjusted to reflect the disallowed loss.

32

        Current law taxes both long term and short term capital gain of corporations at the rates applicable to ordinary income. For non-corporate U.S. Shareholders, short term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum rate of 35%) while long term capital gain generally is taxed at a maximum rate of 15%, for taxable years beginning on or before December 31, 2010 (and 20% thereafter).

        BACKUP WITHHOLDING.    We may be required to withhold and remit to the U.S. Treasury 28% (except as noted below) of all distributions (including capital gain dividends) and redemption or repurchase proceeds otherwise payable to you if you fail to properly furnish us (or our agent) with your correct taxpayer identification number (if you are an individual, generally, your social security number) or to make required certifications or if you have been notified by the IRS that you are subject to backup withholding. Certain U.S. shareholders, including corporations, and Non-U.S. Shareholders are exempt from backup withholding. The backup withholding rate will increase to 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise. Backup withholding is not an additional tax, and any amounts withheld on payments made to you may be credited against your U.S. federal income tax liability.

Taxation of Non-U.S. Shareholders

        The following discussion applies to you only if you are a Non-U.S. Shareholder and you do not hold your shares in connection with a trade or business you carry on in the United States.

        DISTRIBUTIONS.    Distributions we make to you from our investment company taxable income, including any dividends we designate as qualified dividend income, generally will be subject to U.S. federal withholding tax at a rate of 30% (or lower rate under an applicable treaty). Distributions we make to you from our net realized long term capital gains, if any, that we designate as capital gains dividends, and any amounts we retain that are designated as undistributed capital gains, generally will not be subject to U.S. federal withholding tax unless you are a nonresident alien individual, you are physically present in the United States for 183 days or more during the taxable year and you meet certain other requirements.

        The following types of distributions we make to Non-U.S. Shareholders, however, will not be subject to U.S. federal withholding tax with respect to taxable years beginning on or before December 31, 2008, but will be subject to U.S. federal withholding tax at a rate of 30% for subsequent taxable years:

  •
  distributions attributable to our net short term capital gains in excess of our net long term capital losses that we properly designate as short term capital gain dividends; and

  •
  distributions attributable to our U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by the Non-U.S. Shareholder and that we properly designate as interest related dividends.

        SALE OR REDEMPTION OF SHARES.    Any gain that you realize upon the sale or exchange of our shares (including if we repurchase your shares) will ordinarily be exempt from U.S. federal income and withholding tax unless (i) you are a nonresident alien individual, you are physically present in the United States for 183 days or more during the taxable year and you meets certain other requirements or (ii) at any time during the shorter of the period during which you held such shares and the five year period ending on the date of the disposition of those shares, we were a U.S. real property holding corporation and you actually or constructively held more than 5% of our shares. In the case of clause (ii) of the preceding sentence, the gain would

33

be taxed in the same manner as if you were a U.S. Shareholder (as discussed above), a 10% U.S. federal withholding tax generally would be imposed on the amount you realized on the disposition of such shares and the withheld amounts would be credited against your U.S. federal income tax liability on such disposition.

        A corporation is a U.S. real property holding corporation if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In our case, U.S. real property interests include interests in stock of U.S. real property holding corporations (other than stock of a domestically controlled REIT, holdings of 5% or less in the stock of a publicly traded U.S. real property holding corporation, or, for taxable years beginning on or after January 1, 2005 but before January 1, 2008, stock of a domestically controlled RIC) and certain participating debt securities. While there can be no assurance in this regard, we do not believe we will ever be a U.S. real property holding corporation.

        FEDERAL ESTATE TAX.    If you are an individual, common stock held at the time of your death will be included in your gross estate for U.S. federal estate tax purposes, and may be subject to U.S. federal estate tax, unless an applicable estate tax treaty provides otherwise. You should consult your tax advisor for a full discussion of U.S. federal estate tax treatment.

        INFORMATION REPORTING AND BACKUP WITHHOLDING TAX.    We must report annually to the Internal Revenue Service and to you the amount of dividends paid to you and the tax withheld with respect to those dividends, regardless of whether withholding was required. Copies of the information returns reporting those dividends and withholding may also be made available to the tax authorities in the country in which you reside under the provisions of an applicable income tax treaty or other applicable agreements.

        Backup withholding is currently imposed at a rate of 28% on certain payments to persons that fail to furnish identifying information to the payer. As a non-U.S. Holder, you generally will not be subject to backup withholding assuming you properly certify your non-U.S. status on IRS Form W-8BEN or W-8ECI. If you fail to provide such certification, you may be subject to the greater of the backup withholding rate and any other withholding rate that would otherwise apply to dividends paid on your common stock as described above. In addition, if you fail to provide such certification, backup withholding may apply to proceeds from a disposition of your common stock. However, backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules generally may be refunded (or allowed as a credit against your U.S. federal income tax liability), provided certain required information is provided in a timely manner to the IRS.

Reportable Transactions

        Generally, penalties will be imposed if (i) an individual recognizes a loss with respect to shares of the Fund of $2 million or more, or (ii) a C corporation recognizes a loss with respect to shares of the Fund of $10 million or more, and such shareholder does not file IRS Form 8886 disclosing this loss. The penalty for failure to properly file Form 8886 and properly disclose these "reportable transactions" is generally $10,000 in the case of individuals, and $50,000 for other shareholders. We believe that shareholders of a RIC such as the Fund are not excepted from these reporting requirements, although future IRS guidance may extend such an exception. The fact that a loss is reportable on Form 8886 does not affect whether such loss is allowable for U.S. federal income tax purposes.

34

EXPERTS

        Ernst & Young LLP, independent registered public accounting firm, have audited our financial statement at December 11, 2007, as set forth in their report. We have included our financial statement in this SAI in reliance upon Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

ADDITIONAL INFORMATION

        A Registration Statement on Form N-2, including amendments thereto, relating to the common shares offered hereby has been filed by us with the SEC, Washington, DC. The prospectus and this SAI do not contain all the information set forth in the Registration Statement, including the exhibits and schedules thereto. For further information with respect to us and the common shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, DC, and copies of any part thereof may be obtained from the SEC upon the payment of fees prescribed by the SEC.

35

 FINANCIAL STATEMENT

Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Trustees of
RMR Dividend Capture Fund

        We have audited the accompanying statement of assets and liabilities of RMR Dividend Capture Fund (the "Fund") as of December 11, 2007. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

        We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, and evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of RMR Dividend Capture Fund at December 11, 2007, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 13, 2007

36

 RMR Dividend Capture Fund

Statement of Assets and Liabilities

December 11, 2007

ASSETS
Cash	$100,000
Deferred offering costs	50,000

150,000
LIABILITIES
Payable for offering costs	50,000

NET ASSETS ATTRIBUTABLE TO COMMON SHARES	$100,000

COMPOSITION OF NET ASSETS:
Common shares, $0.001 par value per share; unlimited number of shares authorized; 5,000 shares issued and outstanding	5
Additional paid-in capital	99,995

$100,000

COMMON SHARES OUTSTANDING ($0.001 par value; unlimited shares authorized)	5,000

NET ASSET VALUE PER COMMON SHARE	$20.00

See accompanying notes.

37

 RMR Dividend Capture Fund

Notes to Financial Statement

December 11, 2007

1.    Organization

        RMR Dividend Capture Fund, or the Fund, was organized as a Massachusetts business trust on June 14, 2007, and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed end management investment company. The Fund has had no operations to date, other than matters relating to the Fund's establishment, registration of the Fund's common shares under the Securities Act of 1933, and the sale of a total of 5,000 Fund common shares for $100,000 to RMR Advisors, Inc., or RMR Advisors.

2.    Summary of Significant Accounting Policies

        Preparation of this financial statement in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statement and related notes. The actual results could differ from these estimates.

3.    Concentration of Risk

        Following the start-up period, under normal market conditions, the Fund's investments will be predominantly focused on common securities issued by domestic real estate investment trusts, or REITs, and closed end management investment companies or portfolio funds, that pay regular dividends. The value of the Fund shares may fluctuate more due to economic, legal, cultural or technological developments affecting REITs and portfolio funds than would the shares of a diversified fund.

4.    Advisory and Administration Agreements

        The Fund has an advisory agreement with RMR Advisors to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, upon commencement of investment operations, RMR Advisors will be compensated at an annual rate of 1.00% of the Fund's average daily managed assets. Managed assets mean total assets of the Fund less liabilities other than the aggregate indebtedness entered into for the purposes of leverage. For purposes of calculating managed assets, the liquidation preference of any preferred shares outstanding or the principal amount of any borrowings outstanding will not be considered a liability.

        RMR Advisors will also perform administrative functions for the Fund on a cost reimbursement basis pursuant to an administration agreement. RMR Advisors has entered into a sub-administration agreement with State Street Bank and Trust Company or State Street. Under the terms of the sub-administration agreement RMR Advisors pays State Street a fee for all services received under the sub-administration agreement.

38

5.    Organization Expenses and Offering Costs

        Based on an estimated offering of 1,250,000 shares, organization and offering costs are estimated to be approximately $50,000 and $500,000, respectively. RMR Advisors has agreed to pay all organizational costs. They have also agreed to pay all of the Fund's offering expenses, other than sales load, that exceed $0.04 per common share. Total organizational and offering costs to be paid by RMR Advisors is estimated to be $500,000. The Fund will pay offering costs estimated at $50,000 from the proceeds of the offering. Offering costs paid by the Fund will be charged as a reduction of paid in capital at the completion of the Fund's common share offering.

6.    Federal Income Taxes

        The Fund intends to qualify as a "regulated investment company" and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, such that it will generally not be subject to Federal income tax.

39

APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P CORPORATE BOND RATINGS:

        AAA — Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

        A — Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

        BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

        BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB — Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B — Bonds rated B are more vulnerable to nonpayment than obligations rated `BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC — Bonds rated CCC are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC — Bonds rated CC are currently highly vulnerable to nonpayment.

        C — A subordinated debt or preferred stock obligation rated C is CURRENTLY HIGHLY VULNERABLE to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        CI — The rating CI is reserved for income bonds on which no interest is being paid.

        D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        Plus (+) Minus (-) — The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

S&P COMMERCIAL PAPER RATINGS:

        A-1 — This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, it is somewhat more susceptible to the adverse effects of changes in circumstance and economic conditions than issues in the highest rating category.

        A-3 — Issues carrying this designation have adequate capacity for timely payment. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for timely payment.

        B — Issues with this rating are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C — A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D — A short-term obligation rated 'D' is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S CORPORATE BOND RATINGS:

        Aaa — Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa — Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A — Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa — Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba — Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B — Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa — Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca — Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C — Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        MODIFIERS — Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S COMMERCIAL PAPER RATINGS:

        Prime-1 — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        — Leading market positions in well-established industries.

        — High rates of return on funds employed.

        — Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        — Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        — Well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2 — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will often be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Prime-3 — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        Not Prime — Issuers rated Not Prime do not fall within any of the Prime rating categories.

        Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

FITCH INVESTMENT GRADE BOND RATINGS:

        AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by foreseeable events.

        AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F1+'.

        A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. This is the lowest investment grade category.

        Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

        NR: Indicates that Fitch does not rate the specific issue.

        Withdrawn: A rating will be withdrawn when an issue matures, is called, or refinanced, or when Fitch Ratings deems the amount of information available to be inadequate for rating purposes.

        Rating Watch: Ratings are placed on Rating Watch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

FITCH HIGH YIELD BOND RATINGS:

        BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

        B: Bonds are considered highly speculative. A significant credit risk is present. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and is contingent upon a sustained, favorable business and economic environment.

        CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations is solely reliant upon sustained, favorable business or economic developments.

        CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

        C: Bonds are in imminent default in payment of interest or principal.

        DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

        Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below 'CCC'.

        NR: Indicates that Fitch does not rate the specific issue.

        Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

FITCH INVESTMENT GRADE SHORT-TERM RATINGS:

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

        F1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F1: Highest Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F1+'.

        F2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F1+' and 'F1' ratings.

        F3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

        B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

        C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

        D: Default. Issues assigned this rating are in actual or imminent payment default.

* * * * * * * *

        NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. We are dependent on our Advisor's judgment, analysis and experience in the evaluation of such bonds.

        Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

PART C — OTHER INFORMATION

ITEM 25.    FINANCIAL STATEMENTS AND EXHIBITS

(1)
FINANCIAL STATEMENTS

        Part A — None

        Part B — The following financial statement has been included in the Registration Statement as described on page 35 of the Statement of Additional Information.

  (i)
  Statement of Assets and Liabilities as of December 11, 2007; and

  (ii)
  Notes to Financial Statement as of December 11, 2007.

        Statements, schedules and historical information other than listed above have been omitted since they are either not applicable, or not required or the required information is shown in the financial statements or notes thereto.

(2)
EXHIBITS

Exhibit No.	Description of Exhibits
(a)	Agreement and Declaration of Trust of the Registrant dated June 14, 2007. (1)
(b)	Bylaws of the Registrant dated June 14, 2007. (1)
(c)	Not applicable.
(d)(1)	Article III (Shares), Article V (Restriction on Transfer and Ownership of Shares) and Article VI (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust.
(d)(2)	Article VIII (Shareholders' Voting Powers and Meetings) of the Bylaws.
(e)	Form of Dividend Reinvestment Plan — filed herein.
(f)	Not applicable.
(g)	Form of Investment Advisory Agreement between the Registrant and RMR Advisors, Inc. (2)
(h)(1)	Form of Underwriting Agreement — filed herein.
(h)(2)	Form of Marketing and Sales Agreement among RMR Advisors, Inc., Foreside Fund Services, LLC and Foreside Advisory Network, LLC. (2)
(h)(3)	Form of Amended Marketing and Sales Agreement among RMR Advisors, Inc., Foreside Fund Services, LLC and Foreside Advisory Network, LLC — filed herein.
(h)(4)	Form of Lead Managing Underwriter Structuring Fee Agreement between RMR Advisors, Inc. and RBC Capital Markets Corporation — filed herein.
(i)	Not applicable.
(j)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company — filed herein.
(k)(1)	Form of Transfer Agent Services Agreement between the Registrant and Wells Fargo Bank, N.A. — filed herein.
(k)(2)	Form of Administration Agreement between the Registrant and RMR Advisors, Inc. (2)
(k)(3)	Form of Subadministration Agreement between RMR Advisors, Inc. and State Street Bank and Trust Company — filed herein.
(k)(4)	Form of Organizational and Offering Expenses Reimbursement Agreement between the Registrant and RMR Advisors, Inc. (2)

(l)	Opinion and consent of Sullivan & Worcester LLP — filed herein.
(m)	Not applicable.
(n)	Consent of Auditors — filed herein.
(o)	Not applicable.
(p)(1)	Initial Subscription Agreement between the Registrant and RMR Advisors, Inc. (1)
(p)(2)	Subscription Agreement between the Registrant and RMR Advisors, Inc. — filed herein.
(q)	Not applicable.
(r)(1)	Joint Code of Ethics of the Registrant and RMR Advisors, Inc. (2)
(s)(1)	Power of Attorney for Barry M. Portnoy. (2)
(s)(2)	Power of Attorney for Gerard M. Martin. (2)
(s)(3)	Power of Attorney for John L. Harrington. (2)
(s)(4)	Power of Attorney for Frank J. Bailey. (2)
(s)(5)	Power of Attorney for Arthur G. Koumantzelis. (2)

(1)
Incorporated by reference to the Registrant's Initial Registration Statement on Form N-2, File No. 333-143783, filed on June 15, 2007.

(2)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Registration Statement on Form N-2, File No. 333-143783, filed on October 19, 2007.

ITEM 26.    MARKETING ARRANGEMENTS

        See Exhibit (h) of Item 25(2) of this Registration Statement.

ITEM 27.    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

        The following table sets forth the expenses to be incurred in connection with the issuance and distribution of securities described in this Registration Statement:

Registration fees	$6,000
Financial Industry Regulatory Authority fee	$15,000
American Stock Exchange listing fee	$5,000
Printing (other than stock certificates)	$260,000	*
Accounting fees and expenses	$24,000	*
Legal fees and expenses	$200,000	*
Miscellaneous	$40,000	*
Total	$550,000

*
Estimate.

ITEM 28.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        None.

ITEM 29.    NUMBER OF HOLDERS OF SECURITIES (as of December 17, 2007)

TITLE OF CLASS	NUMBER OF RECORD HOLDERS
Common shares, par value $0.001 per share	1

ITEM 30.    INDEMNIFICATION

        Under the Registrant's declaration of trust and bylaws, the Registrant's trustees and officers are indemnified to the fullest extent permitted by law, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided to any officer or trustee against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        The Underwriting Agreement filed in response to Item 25(h)(1) contains provisions requiring indemnification of underwriters by the Registrant.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, controlling persons and underwriters of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, controlling person or underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

        The Transfer Agent Services Agreement contains provisions for the indemnification of the Registrant's transfer agent.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

        The description of the business of RMR Advisors, Inc. is set forth under the caption "MANAGEMENT OF THE FUND" in the Prospectus and "ADMINISTRATIVE SERVICES" in the Statement of Additional Information forming part of this Registration Statement.

        The information as to the directors and officers of RMR Advisors, Inc. is set forth in RMR Advisors, Inc.'s Form ADV filed with the SEC on November 7, 2003 (File No. 801-62519) and as amended through the date hereof is incorporated herein by reference.

ITEM 32.    LOCATION OF ACCOUNTS AND RECORDS

Registrant:	RMR Dividend Capture Fund 400 Centre Street Newton, Massachusetts 02458
Investment Advisor:	RMR Advisors, Inc. 400 Centre Street Newton, Massachusetts 02458
Transfer Agent for Common Shares:	Wells Fargo Bank, N.A. Shareowner Services P.O. Box 64854 St. Paul, MN 55164-0854
Custodian and Subadministrator:	State Street Bank and Trust Company 2 Avenue de Lafayette Boston, Massachusetts 02111

ITEM 33.    MANAGEMENT SERVICES

        Not applicable.

ITEM 34.    UNDERTAKINGS

(1)
The Registrant undertakes to suspend the offering of its shares until the Registrant amends its prospectus if: (a) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)
Not Applicable.

(3)
Not Applicable.

(4)
Not Applicable.

(5)
The Registrant undertakes that:

(a)
For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

(b)
For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)
The Registrant undertakes to send by first class mail or by other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, Commonwealth of Massachusetts on the 17th day of December, 2007.

RMR DIVIDEND CAPTURE FUND
By:	/s/ ADAM D. PORTNOY Adam D. Portnoy President

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, Commonwealth of Massachusetts on the 17th day of December, 2007.

Signature	Title	Date

/s/ ADAM D. PORTNOY Adam D. Portnoy	President	December 17, 2007
/s/ MARK L. KLEIFGES Mark L. Kleifges	Treasurer	December 17, 2007
/s/ BARRY M. PORTNOY Barry M. Portnoy*	Trustee	December 17, 2007
/s/ GERARD M. MARTIN Gerard M. Martin*	Trustee	December 17, 2007
/s/ FRANK J. BAILEY Frank J. Bailey*	Trustee	December 17, 2007
/s/ ARTHUR G. KOUMANTZELIS Arthur G. Koumantzelis*	Trustee	December 17, 2007
/s/ JOHN L. HARRINGTON John L. Harrington*	Trustee	December 17, 2007
*By:	/s/ MARK L. KLEIFGES Mark L. Kleifges Attorney-in-fact
*
Mark L. Kleifges, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

EXHIBIT INDEX

Exhibit No.	Description of Exhibits
(e)	Form of Dividend Reinvestment Plan
(h)(1)	Form of Underwriting Agreement
(h)(3)	Form of Amended Marketing and Sales Agreement among RMR Advisors, Inc., Foreside Fund Services, LLC and Foreside Advisory Network, LLC.
(h)(4)	Form of Lead Managing Underwriter Structuring Fee Agreement between RMR Advisors, Inc. and RBC Capital Markets Corporation
(j)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company
(k)(1)	Form of Transfer Agent Services Agreement between the Registrant and Wells Fargo Bank, N.A.
(k)(3)	Form of Subadministration Agreement between RMR Advisors, Inc. and State Street Bank and Trust Company
(l)	Opinion and consent of Sullivan & Worcester LLP
(n)	Consent of Auditors
(p)(2)	Subscription Agreement between the Registrant and RMR Advisors, Inc.

QuickLinks

PROSPECTUS SUMMARY
SUMMARY OF FUND EXPENSES
Shareholder Transaction Expenses
USE OF PROCEEDS
THE FUND
INVESTMENT OBJECTIVES AND POLICIES
USE OF LEVERAGE
INTEREST RATE TRANSACTIONS
RISK FACTORS
MANAGEMENT OF THE FUND
NET ASSET VALUE
DISTRIBUTIONS
DIVIDEND REINVESTMENT PLAN
DESCRIPTION OF SHARES
BORROWINGS
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST
REPURCHASE OF FUND SHARES
TAX MATTERS
UNDERWRITING
CUSTODIAN AND TRANSFER AGENT
LEGAL MATTERS
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
STATEMENT OF ADDITIONAL INFORMATION RMR DIVIDEND CAPTURE FUND 400 CENTRE STREET, NEWTON, MASSACHUSETTS 02458 (617) 332-9530

GENERAL INFORMATION
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RESTRICTIONS
MANAGEMENT OF THE FUND
COMPENSATION OF TRUSTEES
ADMINISTRATIVE SERVICES
CODE OF ETHICS
PROXY VOTING POLICES AND PROCEDURES
PRIVACY POLICY
PORTFOLIO TRANSACTIONS AND BROKERAGE
TAX MATTERS
EXPERTS
ADDITIONAL INFORMATION
FINANCIAL STATEMENT
Report of Independent Registered Public Accounting Firm
RMR Dividend Capture Fund Notes to Financial Statement December 11, 2007
APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
PART C — OTHER INFORMATION
SIGNATURES
EXHIBIT INDEX